United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2012

Date of Reporting Period: Six months ended 06/30/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2012

Share Class
Primary
Service

Federated Capital Appreciation Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2012 through June 30, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

John B. Fisher, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At June 30, 2012, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Information Technology	21.5%
Financials	15.9%
Consumer Discretionary	13.4%
Industrials	13.4%
Energy	10.9%
Health Care	10.7%
Consumer Staples	6.7%
Materials	3.6%
Telecommunication Services	1.5%
Utilities	1.3%
Cash Equivalents[2]	1.0%
Other Assets and Liabilities — Net[3]	0.1%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments

June 30, 2012 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 98.9%
		Consumer Discretionary – 13.4%
17,100	[1]	Amazon.com, Inc.	3,904,785
190,149		D.R. Horton, Inc.	3,494,939
49,559	[1]	Discovery Communications, Inc.	2,676,186
60,900		Foot Locker, Inc.	1,862,322
49,200	[1]	Hyatt Hotels Corp.	1,828,272
75,800		Las Vegas Sands Corp.	3,296,542
75,500		Macy's, Inc.	2,593,425
2,900	[1]	Priceline.com, Inc.	1,927,108
47,914		Scripps Networks Interactive	2,724,390
		TOTAL	24,307,969
		Consumer Staples – 6.7%
70,300		Altria Group, Inc.	2,428,865
64,000		ConAgra Foods, Inc.	1,659,520
42,000		Procter & Gamble Co.	2,572,500
37,104		The Coca-Cola Co.	2,901,162
35,800		Wal-Mart Stores, Inc.	2,495,976
		TOTAL	12,058,023
		Energy – 10.9%
26,700	[1]	Cameron International Corp.	1,140,357
23,080		Chevron Corp.	2,434,940
25,657		ConocoPhillips	1,433,713
48,400		Exxon Mobil Corp.	4,141,588
82,600		Marathon Oil Corp.	2,112,082
31,200		National-Oilwell, Inc.	2,010,528
21,300		Occidental Petroleum Corp.	1,826,901
31,878		Phillips 66	1,059,625
26,300		Schlumberger Ltd.	1,707,133
39,400	[1]	Transocean Ltd.	1,762,362
		TOTAL	19,629,229
		Financials – 15.9%
62,100		Citigroup, Inc.	1,702,161
114,300		Discover Financial Services	3,952,494
57,485		JPMorgan Chase & Co.	2,053,939
103,300		Marsh & McLennan Cos., Inc.	3,329,359
133,605		MetLife, Inc.	4,121,714
54,200		PNC Financial Services Group	3,312,162
24,400		Simon Property Group, Inc.	3,798,104
89,400		SunTrust Banks, Inc.	2,166,162
126,955		Wells Fargo & Co.	4,245,375
		TOTAL	28,681,470
		Health Care – 10.7%
37,100		Abbott Laboratories	2,391,837
39,922	[1]	Amarin Corporation PLC., ADR	577,272
117,800		Bristol-Myers Squibb Co.	4,234,910
19,500		Humana, Inc.	1,510,080
220,400	[1]	Idenix Pharmaceuticals, Inc.	2,270,120
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
39,800		Merck & Co., Inc.	1,661,650
73,000	[1]	Mylan Laboratories, Inc.	1,560,010
134,700		Pfizer, Inc.	3,098,100
36,200		UnitedHealth Group, Inc.	2,117,700
		TOTAL	19,421,679
		Industrials – 13.4%
55,600		Danaher Corp.	2,895,648
279,436		General Electric Co.	5,823,446
51,989		Honeywell International, Inc.	2,903,066
32,100		Parker-Hannifin Corp.	2,467,848
10,400		Stanley Black & Decker, Inc.	669,344
30,240		Union Pacific Corp.	3,607,934
32,300		United Parcel Service, Inc.	2,543,948
43,507		United Technologies Corp.	3,286,084
		TOTAL	24,197,318
		Information Technology – 21.5%
14,510		Apple, Inc.	8,473,840
52,700	[1]	Broadcom Corp.	1,781,260
117,533	[1]	EMC Corp.	3,012,371
102,500	[1]	eBay, Inc.	4,306,025
223,038		Microsoft Corp.	6,822,732
333,300	[1]	ON Semiconductor Corp.	2,366,430
102,700		Oracle Corp.	3,050,190
50,700		Qualcomm, Inc.	2,822,976
21,300		SAP AG, ADR	1,264,368
61,400	[1]	Teradyne, Inc.	863,284
34,800	[1]	VMware, Inc., Class A	3,168,192
7,200		Visa, Inc., Class A	890,136
		TOTAL	38,821,804
		Materials – 3.6%
37,900		Du Pont (E.I.) de Nemours & Co.	1,916,603
47,900		Eastman Chemical Co.	2,412,723
21,100		PPG Industries, Inc.	2,239,132
		TOTAL	6,568,458
		Telecommunication Services – 1.5%
61,800		Verizon Communications, Inc.	2,746,392
		Utilities – 1.3%
96,900		CMS Energy Corp.	2,277,150
		TOTAL COMMON STOCKS (IDENTIFIED COST $158,085,386)	178,709,492
		Repurchase Agreement – 1.0%
$1,812,000		Interest in $4,100,000,000 joint repurchase agreement 0.18%, dated 6/29/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,061,500 on 7/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,205,949,259. (AT COST)	1,812,000
		TOTAL INVESTMENTS — 99.9% (IDENTIFIED COST $159,897,386)[2]	180,521,492
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[3]	183,055
		TOTAL NET ASSETS — 100%	$180,704,547

Semi-Annual Shareholder Report

3

1	Non-income producing security.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$173,398,357	$ —	$ —	$173,398,357
International	5,311,135	—	—	5,311,135
Repurchase Agreement	—	1,812,000	—	1,812,000
TOTAL SECURITIES	$178,709,492	$1,812,000	$ —	$180,521,492

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
4

Financial Highlights – Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2012	Year Ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$6.02	$6.40	$5.72	$5.10	$7.39	$6.78
Income From Investment Operations:
Net investment income	0.03	0.04	0.04	0.05[1]	0.07[1]	0.06[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.31	(0.38)	0.70	0.63	(2.20)	0.61
TOTAL FROM INVESTMENT OPERATIONS	0.34	(0.34)	0.74	0.68	(2.13)	0.67
Less Distributions:
Distributions from net investment income	(0.03)	(0.04)	(0.06)	(0.06)	(0.02)	(0.06)
Distributions from net realized gain on investments and foreign currency transactions	(0.35)	—	—	—	(0.14)	—
TOTAL DISTRIBUTIONS	(0.38)	(0.04)	(0.06)	(0.06)	(0.16)	(0.06)
Net Asset Value, End of Period	$5.98	$6.02	$6.40	$5.72	$5.10	$7.39
Total Return[2]	5.41%	(5.29)%	13.07%	13.48%	(29.37)%	9.88%
Ratios to Average Net Assets:
Net expenses	1.03%[3]	1.13%[4]	1.18%[4]	1.18%[4]	1.18%[4]	1.18%[4]
Net investment income	0.80%[3]	0.86%	0.67%	0.97%	1.03%	0.85%
Expense waiver/reimbursement[5]	0.02%[3]	0.03%	0.17%	0.23%	0.14%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$176,175	$176,315	$72,320	$60,961	$79,706	$81,727
Portfolio turnover	65%	229%	260%	274%	307%	198%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.13%, 1.18%, 1.12%, 1.17% and 1.18% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
5

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2012	Year Ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$6.02	$6.40	$5.71	$5.08	$7.37	$6.76
Income From Investment Operations:
Net investment income	0.02	0.04	0.02	0.03[1]	0.04[1]	0.04[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.32	(0.39)	0.72	0.64	(2.19)	0.61
TOTAL FROM INVESTMENT OPERATIONS	0.34	(0.35)	0.74	0.67	(2.15)	0.65
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.05)	(0.04)	(0.00)[2]	(0.04)
Distributions from net realized gain on investments and foreign currency transactions	(0.35)	—	—	—	(0.14)	—
TOTAL DISTRIBUTIONS	(0.37)	(0.03)	(0.05)	(0.04)	(0.14)	(0.04)
Net Asset Value, End of Period	$5.99	$6.02	$6.40	$5.71	$5.08	$7.37
Total Return[3]	5.28%	(5.51)%	13.01%	13.27%	(29.67)%	9.64%
Ratios to Average Net Assets:
Net expenses	1.28%[4]	1.40%[5]	1.43%[5]	1.43%[5]	1.43%[5]	1.43%[5]
Net investment income	0.55%[4]	0.42%	0.45%	0.68%	0.67%	0.60%
Expense waiver/reimbursement[6]	0.02%[4]	0.03%	0.18%	0.23%	0.14%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,530	$4,781	$7,296	$4,756	$4,826	$9,368
Portfolio turnover	65%	229%	260%	274%	307%	198%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.40%, 1.43%, 1.37%, 1.42% and 1.42% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

Assets:
Total investment in securities, at value (identified cost $159,897,386)		$180,521,492
Cash		338
Cash denominated in foreign currencies (identified cost $60)		56
Income receivable		173,700
Receivable for investments sold		1,945,076
Receivable for shares sold		3,019
TOTAL ASSETS		182,643,681
Liabilities:
Payable for investments purchased	$1,738,188
Payable for shares redeemed	168,161
Payable for distribution services fee (Note 5)	910
Accrued expenses	31,875
TOTAL LIABILITIES		1,939,134
Net assets for 30,224,954 shares outstanding		$180,704,547
Net Assets Consist of:
Paid-in capital		$178,936,916
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		20,624,102
Accumulated net realized loss on investments and foreign currency transactions		(19,602,311)
Undistributed net investment income		745,840
TOTAL NET ASSETS		$180,704,547
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$176,174,760 ÷ 29,468,717 shares outstanding, no par value, unlimited shares authorized		$5.98
Service Shares:
$4,529,787 ÷ 756,237 shares outstanding, no par value, unlimited shares authorized		$5.99

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
7

Statement of Operations

Six Months Ended June 30, 2012 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $5,616)		$1,718,383
Interest		2,320
TOTAL INCOME		1,720,703
Expenses:
Investment adviser fee (Note 5)	$796,924
Administrative fee (Note 5)	94,482
Custodian fees	7,057
Transfer and dividend disbursing agent fees and expenses	10,084
Directors'/Trustees' fees	819
Auditing fees	12,349
Legal fees	4,018
Portfolio accounting fees	36,151
Distribution services fee (Note 5)	6,249
Printing and postage	17,060
Insurance premiums	2,012
Miscellaneous	1,903
TOTAL EXPENSES	989,108
Waiver of administrative fee (Note 5)	(16,467)
Net expenses		972,641
Net investment income		748,062
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions		1,471,588
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		7,632,057
Net realized and unrealized gain on investments and foreign currency transactions		9,103,645
Change in net assets resulting from operations		$9,851,707

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2012	Year Ended 12/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$748,062	$1,050,116
Net realized gain on investments and foreign currency transactions	1,471,588	17,865,350
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	7,632,057	(31,063,483)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,851,707	(12,148,017)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(994,889)	(476,434)
Service Shares	(12,419)	(31,715)
Distributions from net realized gain on investments and foreign currency transactions
Primary Shares	(10,132,142)	—
Service Shares	(282,145)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,421,595)	(508,149)
Share Transactions:
Proceeds from sale of shares	1,983,208	2,722,697
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund, Blue Chip Portfolio	—	77,833,019
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund, Value Growth Portfolio	—	57,130,618
Net asset value of shares issued to shareholders in payment of distributions declared	11,421,595	508,149
Cost of shares redeemed	(12,226,607)	(24,058,632)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,178,196	114,135,851
Change in net assets	(391,692)	101,479,685
Net Assets:
Beginning of period	181,096,239	79,616,554
End of period (including undistributed net investment income of $745,840 and $1,005,086, respectively)	$180,704,547	$181,096,239

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
9

Notes to Financial Statements

June 30, 2012 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.

On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Variable Insurance Series Fund, Blue Chip Portfolio and EquiTrust Variable Insurance Series Fund, Value Growth Portfolio (the “Acquired Funds”), open-end investment companies in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Funds' shareholders on July 15, 2011. The purpose of the transaction was to combine three portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2011, were as follows:

Net investment income*	$ 1,784,692
Net realized and unrealized loss on investments	$ (6,184,781)
Net decrease in net assets resulting from operations	$ (4,400,089)
*	Net investment income includes $493,933 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Fund's Statement of Operations since July 15, 2011.

For every one share of EquiTrust Variable Insurance Series Fund, Blue Chip Portfolio Initial Class and Service Class shares exchanged, a shareholder received 5.744 and 5.983 shares, respectively, of Federated Capital Appreciation Fund II Primary Shares. For every one share of EquiTrust Variable Insurance Series Fund, Value Growth Portfolio Initial Class and Service Class shares exchanged, a shareholder received 2.215 and 2.268 shares, respectively, of Federated Capital Appreciation Fund II Primary Shares.

The Fund received assets from EquiTrust Variable Insurance Series Fund, Blue Chip Portfolio as follows:

Shares of the Fund Issued	EquiTrust Variable Insurance Series Fund, Blue Chip Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[2]
12,142,196	$77,833,019	$19,687,835	$71,968,489	$206,932,126
1	Unrealized Appreciation is included in the EquiTrust Variable Insurance Series Fund, Blue Chip Portfolio Net Assets Received amount shown above.
2	Net Assets of the Fund Immediately After Combination includes the net assets received from EquiTrust Variable Insurance Series Fund, Value Growth Portfolio which was also reorganized into the Fund on July 15, 2011.

The Fund received assets from EquiTrust Variable Insurance Series Fund, Value Growth Portfolio as follows:

Shares of the Fund Issued	EquiTrust Variable Insurance Series Fund, Value Growth Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[2]
8,911,520	$57,130,618	$10,292,448	$71,968,489	$206,932,126

1	Unrealized Appreciation is included in the EquiTrust Variable Insurance Series Fund, Value Growth Portfolio Net Assets Received amount shown above.
2	Net Assets of the Fund Immediately After Combination includes the net assets received from EquiTrust Variable Insurance Series Fund, Blue Chip Portfolio which was also reorganized into the Fund on July 15, 2011.
Semi-Annual Shareholder Report

10

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report

11

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes.

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At June 30, 2012, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Semi-Annual Shareholder Report

12

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$678
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$261

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2012		Year Ended 12/31/2011
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	257,238	$1,606,044	380,601	$2,372,424
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund, Blue Chip Portfolio	—	—	12,142,196	77,833,019
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund, Value Growth Portfolio	—	—	8,911,520	57,130,618
Shares issued to shareholders in payment of distributions declared	1,749,533	11,127,030	73,980	476,434
Shares redeemed	(1,819,171)	(11,347,644)	(3,524,623)	(21,593,620)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	187,600	$1,385,430	17,983,674	$116,218,875
	Six Months Ended 6/30/2012		Year Ended 12/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	58,625	$377,164	55,443	$350,273
Shares issued to shareholders in payment of distributions declared	46,242	294,565	4,917	31,715
Shares redeemed	(142,461)	(878,963)	(405,827)	(2,465,012)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(37,594)	$(207,234)	(345,467)	$(2,083,024)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	150,006	$1,178,196	17,638,207	$114,135,851

4. FEDERAL TAX INFORMATION

At June 30, 2012, the cost of investments for federal tax purposes was $159,897,386. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities was $20,624,106. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,941,971 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,317,865.

Semi-Annual Shareholder Report

13

At December 31, 2011, the Fund had a capital loss carryforward of $17,732,890 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2016	$15,473,225	N/A	$15,473,225
2017	$ 2,259,665	N/A	$ 2,259,665

As a result of the tax-free transfer of assets from Federated Clover Value Fund II, EquiTrust Variable Insurance Series Fund, Blue Chip Portfolio and EquiTrust Variable Insurance Series Fund, Value Growth Portfolio, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2012, the net fee paid to FAS was 0.083% of average daily net assets of the Fund. FAS waived $16,467 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Service Shares	$6,249

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2012, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2012, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.18% and 1.43% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Semi-Annual Shareholder Report

14

Interfund Transactions

During the six months ended June 30, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $359,716 and $0, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2012, were as follows:

Purchases	$120,257,158
Sales	$129,414,693

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the program was not utilized.

9. subsequent events

On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report
15

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,054.10	$5.26[2]
Service Shares	$1,000	$1,052.80	$6.53[3]
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,019.74	$5.17[2]
Service Shares	$1,000	$1,018.50	$6.42[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	1.03%
Service Shares	1.28%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Primary Shares current annualized net expense ratio of 1.18% (as reflected in the Notes to Financial Statements, Note 5 under “Expense Limitation”), multiplied by the average account value over the period, multiplied by 182/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $6.03 and $5.92, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current annualized net expense ratio of 1.43% (as reflected in the Notes to Financial Statements, Note 5 under “Expense Limitation”), multiplied by the average account value over the period, multiplied by 182/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $7.30 and $7.17, respectively.

Semi-Annual Shareholder Report

16

Evaluation and Approval of Advisory Contract – May 2012

Federated Capital Appreciation Fund II (the “Fund”)

Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

17

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the five-year period were above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.

Semi-Annual Shareholder Report
18

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

19

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
20

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
21

Federated Capital Appreciation Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 313916835
CUSIP 313916819

25669 (8/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2012

Federated Managed Volatility Fund II

(formerly, Federated Capital Income Fund II)

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2012 through June 30, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

John B. Fisher, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At June 30, 2012, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Domestic Fixed-Income Securities	35.3%
Domestic Equity Securities	28.7%
International Fixed-Income Securities	19.3%
International Equity Securities	7.3%
U.S. Treasury Securities	1.7%
Derivative Contracts[2]	0.7%
Cash Equivalents[3]	5.7%
Other Assets and Liabilities — Net[4]	1.3%
TOTAL	100.0%

At June 30, 2012, the Fund's sector composition5 for its equity securities was as follows:

Sector Composition of Equity Holdings	Percentage of Equity Securities
Health Care	21.4%
Consumer Staples	15.8%
Telecommunication Services	15.2%
Utilities	12.7%
Energy	11.7%
Industrials	7.8%
Financials	6.2%
Consumer Discretionary	6.1%
Information Technology	2.4%
Materials	0.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
1

Portfolio of Investments

June 30, 2012 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 27.2%
		Consumer Discretionary – 1.7%
31,360		Gannett Co., Inc.	461,933
45,835		Meredith Corp.	1,463,970
19,015		Regal Entertainment Group	261,646
6,410		Six Flags Entertainment Corp.	347,294
2,935		Target Corp.	170,787
		TOTAL	2,705,630
		Consumer Staples – 4.3%
49,955		Altria Group, Inc.	1,725,945
12,490		ConAgra Foods, Inc.	323,866
66,500	[1]	DE Master Blenders 1753 NV	749,827
8,700		Kimberly-Clark Corp.	728,799
3,990		Lorillard, Inc.	526,481
18,420		Philip Morris International, Inc.	1,607,329
30,925		Reynolds American, Inc.	1,387,605
		TOTAL	7,049,852
		Energy – 3.2%
28,509		ARC Resources Ltd.	641,249
13,774		Baytex Energy Corp.	580,264
26,200		Bonavista Energy Corp.	409,689
26,425		ConocoPhillips	1,476,629
15,870		Crescent Point Energy Corp.	592,339
12,735		Royal Dutch Shell PLC	858,721
14,355		Vermilion Energy, Inc.	648,167
		TOTAL	5,207,058
		Financials – 1.7%
11,710		Cincinnati Financial Corp.	445,800
39,850		Hospitality Properties Trust	987,084
39,620		Hudson City Bancorp, Inc.	252,379
25,780		Mercury General Corp.	1,074,253
		TOTAL	2,759,516
		Health Care – 5.8%
4,995		Abbott Laboratories	322,028
34,961		Bristol-Myers Squibb Co.	1,256,848
31,805		GlaxoSmithKline PLC, ADR	1,449,354
14,805		Johnson & Johnson	1,000,226
38,775		Lilly (Eli) & Co.	1,663,835
48,914		Merck & Co., Inc.	2,042,159
77,544		Pfizer, Inc.	1,783,512
		TOTAL	9,517,962
		Industrials – 2.1%
16,610		Deluxe Corp.	414,253
28,310		Donnelley (R.R.) & Sons Co.	333,209
100,185		General Electric Co.	2,087,855
21,250		Pitney Bowes, Inc.	318,113
4,250		United Parcel Service, Inc.	334,730
		TOTAL	3,488,160
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		Information Technology – 0.6%
3,140		Harris Corp.	131,409
23,445		Intel Corp.	624,809
5,730		Maxim Integrated Products, Inc.	146,917
6,395		Seagate Technology	158,149
		TOTAL	1,061,284
		Materials – 0.2%
8,025		Lyondellbasell Industries, Class A	323,167
		Telecommunication Services – 4.1%
54,044		AT&T, Inc.	1,927,209
33,720		BCE, Inc.	1,389,264
24,680		CenturyLink, Inc.	974,613
33,960		Verizon Communications	1,509,183
35,400		Vodafone Group PLC, ADR	997,572
		TOTAL	6,797,841
		Utilities – 3.5%
4,680		Ameren Corp.	156,967
10,995		American Electric Power Co., Inc.	438,700
13,530		DTE Energy Co.	802,735
3,195		FirstEnergy Corp.	157,162
28,595		Huaneng Power International, Inc., ADR	852,131
10,184		Integrys Energy Group, Inc.	579,164
14,975		National Grid PLC, ADR	793,525
18,260		NiSource, Inc.	451,935
21,315		Pepco Holdings, Inc.	417,135
2,675		Pinnacle West Capital Corp.	138,405
9,680		Public Service Enterprises Group, Inc.	314,600
25,825		Scottish & Southern Energy PLC, ADR	565,826
		TOTAL	5,668,285
		TOTAL COMMON STOCKS (IDENTIFIED COST $39,787,895)	44,578,755
		PREFERRED STOCKS – 8.7%
		Consumer Discretionary – 0.6%
21,470		Goodyear Tire & Rubber Co., Conv. Pfd., 5.875%, 04/1/2014, Annual Dividend $2.94	927,504
		Consumer Staples – 0.3%
5,000		Bunge Ltd., Conv. Pfd., 4.875%, 12/31/2049, Annual Dividend $4.88	478,125
		Energy – 0.4%
12,300		Apache Corp., Conv. Pfd., 6.00%, 08/1/2013, Annual Dividend $3.00	617,952
		Financials – 2.9%
26,370		Citigroup, Inc., Conv. Pfd., 7.50%, 12/15/2012, Annual Dividend $7.50	2,256,217
44,400		Hartford Financial, Conv. Bond, Series F, Pfd., 7.250%, 04/1/2013, Annual Dividend $1.81	830,280
17,500		New York Community Bancorp, Inc., Conv. Pfd., 6.00%, 11/01/2051, Annual Dividend $3.00	839,475
550		Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	618,750
3,500		Wintrust Financial Corp., Conv. Pfd., 7.50% 12/15/2013, Annual Dividend $3.75	186,375
		TOTAL	4,731,097
		Industrials – 2.1%
122,000	[2,3]	2010 Swift Mandatory Common Exchange, Conv. Pfd., Series 144A, 6.00%, 12/31/2013, Annual Dividend $0.66	1,149,240
27,300		Continental Finance Trust II, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	975,975
25,200		United Technologies Corp, Conv. Pfd., 7.50%, 08/1/2015, Annual Dividend $4.80	1,327,788
		TOTAL	3,453,003
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		Materials – 0.3%
12,205		Anglogold Ashanti Holding, Conv. Pfd., 6.00%, 09/15/2013, Annual Dividend $3.00	502,846
		Utilities – 2.1%
22,165		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	1,092,956
17,200		NextEra Energy, Inc., Conv. Pfd., 8.375%, 09/1/2013, Annual Dividend $3.50	942,044
26,780		PPL Corp., Conv. Pfd., 9.50%, 07/1/2013, Annual Dividend $4.75	1,416,662
		TOTAL	3,451,662
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $14,836,689)	14,162,189
		Adjustable Rate Mortgage – 0.0%
$56,562		Federal National Mortgage Association, 5.770%, 09/1/2037 (IDENTIFIED COST $56,968)	60,119
		Collateralized Mortgage Obligations – 3.3%
370,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 05/15/2045	367,554
585,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 05/15/2045	590,764
55,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	56,653
1,787,821		Federal National Mortgage Association REMIC 2006-117 GF, 0.595%, 12/25/2036	1,789,630
936,209		Federal National Mortgage Association REMIC 2012-1 F, 0.695%, 02/25/2042	939,632
525,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 05/10/2045	538,115
630,000		GS Mortgage Securities Corp. II 2012-GCJ7 B B, 4.740%, 05/10/2045	643,083
460,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.110%, 12/12/2049	490,760
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $5,413,745)	5,416,191
		Corporate Bonds – 11.5%
		Banking – 0.7%
100,000	[2,3]	Banco de Credito del Peru, Sr. Note, Series 144A, 5.375%, 09/16/2020	104,250
100,000		Banco de Credito del Peru, Jr. Sub. Note, Series REGS, 9.750%, 11/06/2069	118,000
250,000		RSHB Capital S.A., Series REGS, 7.750%, 05/29/2018	283,750
400,000		Vnesheconombank, Bank Guarantee, Series REGS, 6.800%, 11/22/2025	418,413
200,000	[2,3]	Vnesheconombank, Sr. Unsecd. Note, Series 144A, 5.375%, 02/13/2017	207,468
		TOTAL	1,131,881
		Broadcast Radio & TV – 0.3%
250,000		Grupo Televisa S.A., 6.625%, 03/18/2025	308,915
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 01/15/2040	245,894
		TOTAL	554,809
		Building & Development – 0.4%
250,000		Odebrecht Finance Ltd., Company Guarantee, Series REGS, 6.000%, 04/05/2023	264,575
200,000	[2,3]	Odebrecht SA, Company Guarantee, Series 144A, 7.500%, 09/29/2049	206,560
200,000	[2,3]	Odebrecht SA, Series 144A, 5.125%, 06/26/2022	198,560
		TOTAL	669,695
		Building Materials – 0.4%
250,000	[2,3]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 03/30/2020	266,250
300,000		Votorantim Cimentos SA, Company Guarantee, Series REGS, 7.250%, 04/05/2041	303,000
		TOTAL	569,250
		Cable & Wireless Television – 0.1%
150,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.500%, 01/27/2020	172,500
		Chemicals & Plastics – 0.1%
200,000	[2,3]	Braskem Finance Ltd., Company Guarantee, Series 144A, 5.750%, 04/15/2021	206,500
		Communications Equipment – 0.5%
1,796,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	790,348
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		Conglomerates – 0.1%
$200,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 09/25/2019	218,500
		Consumer Non-Cyclical - Food/Beverage – 0.2%
270,000	[2,3]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.500%, 01/25/2022	288,102
		Consumer Non-Cyclical - Tobacco – 0.1%
180,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	196,106
		Diversified Telecommunication Services – 0.6%
900,000		Level 3 Communications, Inc., Conv. Bond, 15.000%, 01/15/2013	999,180
		Energy - Independent – 0.1%
150,000	[2,3]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.500%, 06/02/2041	175,875
		Finance – 0.2%
300,000		Gruposura Finance, Company Guarantee, Series REGS, 5.700%, 05/18/2021	316,125
		Financial Institution - Banking – 0.8%
150,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	154,458
500,000		JPMorgan Chase Capital XVIII, Company Guarantee, Series AA, 7.000%, 11/01/2039	501,250
150,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	171,796
450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	444,786
		TOTAL	1,272,290
		Financial Institution - Brokerage – 0.3%
400,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	364,000
200,000	[2,3]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 05/21/2019	202,647
		TOTAL	566,647
		Financial Institution - Finance Noncaptive – 0.1%
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	94,375
		Government Agency – 0.4%
500,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 5.500%, 07/12/2020	568,125
		Marine – 0.1%
125,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	91,479
		Metals & Mining – 0.7%
200,000		Alrosa Finance SA, Company Guarantee, Series REGS, 7.750%, 11/03/2020	210,454
100,000	[2,3]	Bumi Investment PTE Ltd., Company Guarantee, Series 144A, 10.750%, 10/06/2017	99,750
150,000		Bumi Investment PTE Ltd., Series REGS, 10.750%, 10/06/2017	149,625
300,000		Vale Overseas Ltd., 6.875%, 11/21/2036	349,882
300,000	[2,3]	Volcan Compania Minera S.A., Series 144A, 5.375%, 02/02/2022	312,750
		TOTAL	1,122,461
		Mortgage Banks – 0.2%
200,000		Credito Real SA, Sr. Unsecd. Note, Series REGS, 10.250%, 04/14/2015	209,000
150,000	[2,3]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.250%, 04/14/2015	156,750
		TOTAL	365,750
		Oil & Gas – 2.9%
300,000		Empresa Nacional del Petroleo, Note, Series REGS, 5.250%, 08/10/2020	324,842
333,556		Gazprom International SA, Series REGS, 7.201%, 2/01/2020	366,481
250,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 04/28/2034	319,375
250,000	[2,3]	IPIC GMTN, Ltd., Company Guarantee, Series 144A, 6.875%, 11/01/2041	293,125
500,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 04/09/2021	552,500
250,000		Lukoil International Finance BV, Company Guarantee, Series REGS, 6.125%, 11/09/2020	263,425
200,000	[2,3]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.250%, 12/12/2021	218,000
500,000		Pemex Project Funding Master, Company Guarantee, 6.625%, 06/15/2035	597,500
250,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 03/15/2019	305,499
200,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	216,703
Semi-Annual Shareholder Report
5

Shares or Principal Amount			Value
$1,300,000		Petroleos de Venezuela, S.A., Company Guarantee, Series REGS, 8.500%, 11/02/2017	1,059,500
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.000%, 05/03/2019	191,250
		TOTAL	4,708,200
		Steel – 0.1%
200,000	[2,3]	CSN Islands XI Corp., Company Guarantee, Series 144A, 6.875%, 09/21/2019	219,000
		Telecommunications & Cellular – 0.7%
100,000	[2,3]	Digicel Ltd., Sr. Note, Series 144A, 8.250%, 09/01/2017	102,750
200,000	[2,3]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.000%, 02/15/2020	195,500
200,000	[2,3]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.000%, 10/19/2025	214,500
100,000	[2,3]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.000%, 10/01/2017	103,497
100,000		Telemovil Finance Co., Ltd., Company Guarantee, Series REGS, 8.000%, 10/01/2017	103,497
400,000	[2,3]	Vimpelcom, Company Guarantee, Series 144A, 7.504%, 03/01/2022	376,776
		TOTAL	1,096,520
		Utilities – 1.3%
200,000	[2,3]	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series 144A, 5.875%, 12/13/2021	222,250
500,000	[2,3]	Comision Fed De Electric, Sr. Note, Series 144A, 4.875%, 05/26/2021	545,000
250,000	[2,3]	Comision Fed De Electric, Sr. Unsecd. Note, Series 144A, 5.750%, 02/14/2042	265,000
150,000	[2,3]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	165,000
250,000	[2,3]	Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series 144A, 6.700%, 02/10/2017	259,387
460,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 01/20/2020	550,850
150,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	195,000
		TOTAL	2,202,487
		Utility - Electric – 0.1%
300,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	236,454
		TOTAL CORPORATE BONDS (IDENTIFIED COST $17,923,039)	18,832,659
		FOREIGN Governments/Agencies – 8.3%
		Sovereign – 8.3%
810,330		Argentina, Government of, Note, 8.280%, 12/31/2033	530,766
3,132,000		Argentina, Government of, Note, 1.000%, 12/15/2035	313,200
400,000		Argentina, Government of, Sr. Unsecd. Note, 7.000%, 10/03/2015	309,600
300,000		Argentina, Government of, Sr. Unsecd. Note, Series 1, 8.750%, 06/02/2017	258,000
70,000		Brazil, Government of, Bond, 8.250%, 01/20/2034	109,900
158,000		Brazil, Government of, Note, 8.000%, 01/15/2018	184,070
200,000		Brazil, Government of, Unsub., 11.000%, 08/17/2040	258,000
300,000		Colombia, Government of, Note, 7.375%, 01/27/2017	371,550
350,000	[2,3]	Indonesia, Government of, Series 144A, 8.500%, 10/12/2035	512,750
800,000		Indonesia, Government of, Series REGS, 6.625%, 02/17/2037	986,000
250,000	[2,3]	Lithuania, Government of, Series 144A, 6.625%, 02/01/2022	286,250
400,000		Panama, Government of, 6.700%, 01/26/2036	540,000
636,000		Peru, Government of, 6.550%, 03/14/2037	865,596
600,000		Philippines, Government of, 6.375%, 01/15/2032	757,500
200,000	[2,3]	Republic of Serbia, Series 144A, 7.250%, 09/28/2021	205,500
350,000		Republic of Venezuela, 7.750%, Series REGS, 10/13/2019	268,625
1,585,850		Russia, Government of, Unsub., Series REGS, 7.500%, 03/31/2030	1,903,956
100,000		South Africa, Government of, Sr. Unsecd. Note, 6.875%, 05/27/2019	122,750
100,000	[2,3]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.250%, 10/04/2020	102,500
350,000		Turkey, Government of, 7.000%, 09/26/2016	395,850
500,000		Turkey, Government of, Bond, 5.625%, 03/30/2021	545,625
150,000		Turkey, Government of, Note, 7.375%, 02/05/2025	184,500
Semi-Annual Shareholder Report
6

Shares or Principal Amount			Value
$500,000		United Mexican States, Note, 5.125%, 01/15/2020	586,250
1,000,000		United Mexican States, Sr. Unsecd. Note, 3.625%, 03/15/2022	1,061,500
350,000		Uruguay, Government of, 7.625%, 03/21/2036	504,000
100,000		Uruguay, Government of, Note, 8.000%, 11/18/2022	140,750
1,300,000		Venezuela, Government of, 9.375%, 01/13/2034	1,001,000
480,000		Venezuela, Government of, Note, 7.650%, 04/21/2025	331,200
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $12,244,160)	13,637,188
		Mortgage-Backed Securities – 5.3%
		Federal Home Loan Mortgage Corporation – 2.8%
1,040,390		Federal Home Loan Mortgage Corp. Pool A93951, 4.000%, 30 Year, 09/1/2040	1,103,461
1,116,345		Federal Home Loan Mortgage Corp. Pool A95704, 3.500%, 30 Year, 12/1/2040	1,171,758
349,888		Federal Home Loan Mortgage Corp. Pool A96406, 4.000%, 30 Year, 01/1/2041	371,099
1,604,038		Federal Home Loan Mortgage Corp. Pool G08462, 3.500%, 30 Year, 10/1/2041	1,683,659
117,343		Federal Home Loan Mortgage Corp. Pool J07260, 4.500%, 15 Year, 03/1/2023	124,656
193,896		Federal Home Loan Mortgage Corp. Pool J14732, 4.000%, 15 Year, 03/1/2026	204,813
		TOTAL	4,659,446
		Federal National Mortgage Association – 2.4%
100,000		Federal National Mortgage Association, 3.000%, 07/1/2042	102,590
900,000		Federal National Mortgage Association, 3.500%, 07/1/2042	946,116
800,000		Federal National Mortgage Association, 4.000%, 07/1/2042	851,529
1,843,263		Federal National Mortgage Association Pool AJ5705, 4.000%, 30 Year, 12/1/2041	1,964,151
		TOTAL	3,864,386
		Government National Mortgage Association – 0.1%
25,003		Government National Mortgage Association Pool 2796, 7.000%, 08/20/2029	28,875
13,884		Government National Mortgage Association Pool 3040, 7.000%, 02/20/2031	16,082
33,488		Government National Mortgage Association Pool 3188, 6.500%, 01/20/2032	38,386
51,575		Government National Mortgage Association Pool 3239, 6.500%, 05/20/2032	59,165
		TOTAL	142,508
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,446,007)	8,666,340
		U.S. Treasury – 1.7%
969,722	[4]	U.S. Treasury Inflation-Protected Note, 0.625%, 07/15/2021	1,080,876
500,000	[4,5]	United States Treasury Bill, 0.060%, 07/26/2012	499,987
1,250,000	[4,5]	United States Treasury Bill, 0.085%, 08/23/2012	1,249,990
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,815,991)	2,830,853
		MUTUAL FUND – 27.3%
6,633,734	[6]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $43,064,664)	44,645,032
		Repurchase Agreement – 5.0%
$8,113,000		Interest in $4,100,000,000 joint repurchase agreement 0.18%, dated 6/29/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,061,500 on 7/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,205,949,259. (AT COST)	8,113,000
		TOTAL INVESTMENTS — 98.3% (IDENTIFIED COST $152,702,158)[7]	160,942,326
		OTHER ASSETS AND LIABILITIES - NET — 1.7%[8]	2,781,211
		TOTAL NET ASSETS — 100%	$163,723,537

Semi-Annual Shareholder Report

7

At June 30, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1] S&P 500 Index Long Futures	97	$32,892,700	September 2012	$1,334,647
[1] United States Treasury Note 5-Year Long Futures	80	$9,917,500	September 2012	$26,071
[1] United States Treasury Bond 30-Year Short Futures	45	$6,658,594	September 2012	$ (79,906)
[1] United States Treasury Bond Ultra Long Short Futures	18	$3,003,188	September 2012	$ (73,025)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,207,787

Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2012, these restricted securities amounted to $8,417,316, which represented 5.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2012, these liquid restricted securities amounted to $8,417,316, which represented 5.1% of total net assets.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Discount rate at time of purchase.
6	Affiliated holding.
7	The cost of investments for federal tax purposes amounts to $152,768,543.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Semi-Annual Shareholder Report

8

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$33,569,511	$ —	$ —	$33,569,511
International	11,009,244	—	—	11,009,244
Preferred Stocks
Domestic	12,031,978	1,149,240[1]	—	13,181,218
International	980,971	—	—	980,971
Debt Securities:
Adjustable Rate Mortgage	—	60,119	—	60,119
Collateralized Mortgage Obligations	—	5,416,191	—	5,416,191
Corporate Bonds	—	18,832,659	—	18,832,659
Foreign Governments/Agencies	—	13,637,188	—	13,637,188
Mortgage-Backed Securities	—	8,666,340	—	8,666,340
U.S. Treasury	—	2,830,853	—	2,830,853
Mutual Fund	44,645,032	—	—	44,645,032
Repurchase Agreement	—	8,113,000	—	8,113,000
TOTAL SECURITIES	$102,236,736	$58,705,590	$ —	$160,942,326
OTHER FINANCIAL INSTRUMENTS[2]	$1,207,787	$ —	$ —	$1,207,787
1	Includes $327,043 of a security transferred from Level 1 to Level 2 because the security ceased trading during the period and fair value was obtained using valuation techniques utilizing observable market data. Transfer shown represents the value of the security at the beginning of the period.
2	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
9

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2012	Year Ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.22	$9.15	$8.67	$7.25	$9.62	$9.74
Income From Investment Operations:
Net investment income[1]	0.32	0.43	0.39	0.46	0.45	0.42
Net realized and unrealized gain (loss) on investments, written options, futures contracts, swap contracts and foreign currency transactions	0.25	0.00[2]	0.61	1.45	(2.32)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.57	0.43	1.00	1.91	(1.87)	0.37
Less Distributions:
Distributions from net investment income	(0.29)	(0.36)	(0.52)	(0.49)	(0.50)	(0.49)
Distributions from net realized gain on investments and foreign currency transactions	(0.58)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.87)	(0.36)	(0.52)	(0.49)	(0.50)	(0.49)
Net Asset Value, End of Period	$8.92	$9.22	$9.15	$8.67	$7.25	$9.62
Total Return[3]	5.95%	4.77%	12.08%	28.28%	(20.38)%	3.93%
Ratios to Average Net Assets:
Net expenses	0.84%[4]	1.02%[5]	1.13%[5]	1.13%[5]	1.13%[5]	1.13%[5]
Net investment income	6.95%[4]	4.74%	4.50%	6.03%	5.23%	4.38%
Expense waiver/reimbursement[6]	0.17%[4]	0.16%	0.33%	0.68%	0.38%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$163,724	$122,494	$54,450	$36,913	$32,549	$49,498
Portfolio turnover	19%	114%	96%	69%	95%	76%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	19%	113%	96%	69%	94%	68%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.02%, 1.11%, 1.12%, 1.13% and 1.13% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

Assets:
Total investment in securities, at value including $44,645,032 of investment in an affiliated holding (Note 5) (identified cost $152,702,158)		$160,942,326
Cash denominated in foreign currencies (identified cost $174,234)		165,260
Income receivable		1,064,977
Receivable for investments sold		2,300,289
Receivable for shares sold		675,851
Receivable for daily variation margin		974,111
TOTAL ASSETS		166,122,814
Liabilities:
Payable for investments purchased	$2,250,486
Payable for shares redeemed	114,858
Bank overdraft	9,500
Accrued expenses	24,433
TOTAL LIABILITIES		2,399,277
Net assets for 18,350,747 shares outstanding		$163,723,537
Net Assets Consist of:
Paid-in capital		$161,860,464
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		9,439,158
Accumulated net realized loss on investments, written options, futures contracts, swap contracts and foreign currency transactions		(12,509,280)
Undistributed net investment income		4,933,195
TOTAL NET ASSETS		$163,723,537
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$163,723,537 ÷ 18,350,747 shares outstanding, no par value, unlimited shares authorized		$8.92

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
11

Statement of Operations

Six Months Ended June 30, 2012 (unaudited)

Investment Income:
Dividends (including $2,598,194 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $32,246)			$4,494,935
Interest			975,711
TOTAL INCOME			5,470,646
Expenses:
Investment adviser fee (Note 5)		$526,955
Administrative fee (Note 5)		74,590
Custodian fees		9,816
Transfer and dividend disbursing agent fees and expenses		6,657
Directors'/Trustees' fees		751
Auditing fees		13,593
Legal fees		7,746
Portfolio accounting fees		42,630
Printing and postage		21,728
Insurance premiums		1,927
Miscellaneous		1,810
TOTAL EXPENSES		708,203
Reimbursement and Waiver (Note 5):
Reimbursement of investment adviser fee	$(106,645)
Waiver of administrative fee	(11,730)
TOTAL REIMBURSEMENT AND WAIVER		(118,375)
Net expenses			589,828
Net investment income			4,880,818
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			163,800
Net realized loss on futures contracts			(1,307,205)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			2,361,130
Net change in unrealized depreciation of futures contracts			1,290,679
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			2,508,404
Change in net assets resulting from operations			$7,389,222

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2012	Year Ended 12/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,880,818	$4,061,488
Net realized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(1,143,405)	11,680,830
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	3,651,809	(13,513,980)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,389,222	2,228,338
Distributions to Shareholders:
Distributions from net investment income	(4,110,763)	(2,077,694)
Distributions from net realized gain on investments and foreign currency transactions	(8,254,953)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,365,716)	(2,077,694)
Share Transactions:
Proceeds from sale of shares	48,307,543	4,005,815
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund Managed Portfolio	—	79,932,309
Net asset value of shares issued to shareholders in payment of distributions declared	12,365,716	2,077,694
Cost of shares redeemed	(14,467,415)	(18,122,161)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	46,205,844	67,893,657
Change in net assets	41,229,350	68,044,301
Net Assets:
Beginning of period	122,494,187	54,449,886
End of period (including undistributed net investment income of $4,933,195 and $4,163,140, respectively)	$163,723,537	$122,494,187

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
13

Notes to Financial Statements

June 30, 2012 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.

On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Variable Insurance Series Fund Managed Portfolio (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on July 15, 2011. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2011, were as follows:

Net investment income*	$4,777,841
Net realized and unrealized gain on investments	$69,376
Net increase in net assets resulting from operations	$4,847,217
*	Net investment income includes $245,073 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations since July 15, 2011.

For every one share of EquiTrust Variable Insurance Series Fund Managed Portfolio Initial Class shares exchanged, a shareholder received 1.655 shares of Federated Managed Volatility Fund II.

For every one share of EquiTrust Variable Insurance Series Fund Managed Portfolio Service Class shares exchanged, a shareholder received 1.720 shares of Federated Managed Volatility Fund II.

The Fund received assets from the EquiTrust Variable Insurance Series Fund Managed Portfolio as follows:

Shares of the Fund Issued	EquiTrust Variable Insurance Series Fund Managed Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
8,669,448	$79,932,309	$13,634,965	$53,474,645	$133,406,954
1	Unrealized Appreciation is included in the EquiTrust Variable Insurance Series Fund Managed Portfolio Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

Semi-Annual Shareholder Report

14

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Semi-Annual Shareholder Report

15

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar-Roll Transactions

The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of long and short futures contracts held by the Fund throughout the period was $55,888,507 and $8,640,304, respectively. This is based on amounts held as of each month-end throughout the six-month period.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.

At June 30, 2012, the Fund had no outstanding swap contracts.

Semi-Annual Shareholder Report

16

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$1,207,787*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(1,307,205)	$ —	$(1,307,205)
Foreign exchange contracts	$ —	$(733)	$(733)
TOTAL	$(1,307,205)	$(733)	$(1,307,938)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$1,290,679

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

17

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2012	Year Ended 12/31/2011
Shares sold	5,298,398	438,555
Shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund Managed Portfolio	—	8,669,448
Shares issued to shareholders in payment of distributions declared	1,352,923	230,343
Shares redeemed	(1,586,050)	(2,003,738)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	5,065,271	7,334,608

4. FEDERAL TAX INFORMATION

At June 30, 2012, the cost of investments for federal tax purposes was $152,768,543. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities and b) futures contracts was $8,173,783. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,794,388 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,620,605.

At December 31, 2011, the Fund had a capital loss carryforward of $10,642,388 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2015	$2,000,344	N/A	$2,000,344
2016	$5,924,422	N/A	$5,924,422
2017	$2,717,622	N/A	$2,717,622

As a result of the tax-free transfer of assets from Federated Equity Income Fund II and EquiTrust Variable Insurance Series Fund Managed Portfolio, the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its own resources and is not an incremental Fund expense. For the six months ended June 30, 2012, the Sub-Adviser earned a fee of $99,967.

Semi-Annual Shareholder Report

18

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2012, the net fee paid to FAS was 0.089% of average daily net assets of the Fund. FAS waived $11,730 of its fee.

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.86% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended June 30, 2012, the Adviser reimbursed $106,645. Transactions involving the affiliated holding during the six months ended June 30, 2012, were as follows:

Federated High Income Bond Fund II, Primary Shares
Balance of Shares Held 12/31/2011	4,275,573
Purchases/Additions	2,358,161
Sales/Reductions	—
Balance of Shares Held 6/30/2012	6,633,734
Value	$44,645,032
Dividend Income	$2,598,194

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated High Income Bond Fund II (IFHIBF), a portfolio of Federated Insurance Series, which is managed by Federated Investment Management Company, the Fund's Sub-Adviser. The investment objective of IFHIBF is to achieve high current income. Income distributions from IFHIBF are declared and paid annually, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from IFHIBF are declared and paid annually, and are recorded by the Fund as capital gains.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2012, were as follows:

Purchases	$54,208,583
Sales	$22,949,988
Semi-Annual Shareholder Report
19

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2012, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	41.6%
Great Britain	2.8%
Mexico	2.8%
Canada	2.6%
Brazil	1.9%
Russia	1.9%
Venezuela	1.6%
Indonesia	1.3%
Argentina	0.9%
Peru	0.9%
Cayman Islands	0.8%
Netherlands	0.8%
Luxembourg	0.7%
Turkey	0.7%
Philippines	0.6%
Bermuda	0.5%
China	0.5%
Columbia	0.5%
Uruguay	0.4%
Kazakhstan	0.3%
Panama	0.3%
Chile	0.2%
Israel	0.2%
Lithuania	0.2%
United Arab Emirates	0.2%
El Salvador	0.1%
Ireland	0.1%
Marshall Islands	0.1%
Qatar	0.1%
Serbia	0.1%
Singapore	0.1%
South Africa	0.1%
Sri Lanka	0.1%

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report

20

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the program was not utilized.

10. subsequent events

On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report
21

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,059.50	$4.30
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.69	$4.22
1	Expenses are equal to the Fund's annualized net expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
Semi-Annual Shareholder Report
22

Evaluation and Approval of Advisory Contract – May 2012

Federated Managed Volatility Fund II (the “Fund”)

(formerly, Federated Capital Income Fund II)

Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Semi-Annual Shareholder Report

23

Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

Semi-Annual Shareholder Report

24

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

25

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
26

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
27

Federated Managed Volatility Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 313916108

G00433-03 (8/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2012

Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2012 through June 30, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

John B. Fisher, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At June 30, 2012, the Fund's portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	68.9%
Non-Agency Mortgage-Backed Securities	19.7%
U.S. Treasury Securities	9.5%
U.S. Government Agency Securities	5.0%
Repurchase Agreements — Collateral[2]	5.3%
Repurchase Agreements — Cash	1.7%
Other Assets and Liabilities — Net[3]	(10.1)%
TOTAL	100.0%

1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash held to cover payments on when-issued and delayed delivery transactions.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

1

Portfolio of Investments

June 30, 2012 (unaudited)

Principal Amount			Value
		U.S. Treasury OBLIGATIONS – 9.5%
$2,000,000		United States Treasury Bonds, 3.750%, 8/15/2041	2,414,656
1,250,000		United States Treasury Bonds, 4.375%, 5/15/2040	1,667,618
370,000		United States Treasury Bonds, 7.500%, 11/15/2024	598,198
5,000,000		United States Treasury Notes, 1.500%, 8/31/2018	5,161,406
4,000,000	[1]	United States Treasury Notes, 2.625%, 6/30/2014	4,183,134
9,500,000		United States Treasury Notes, 3.125%, 5/15/2021	10,821,316
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $22,737,745)	24,846,328
		GOVERNMENT AGENCIES – 5.0%
1,000,000		Federal Farm Credit System, 5.750%, 12/7/2028	1,347,564
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,668,403
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,707,185
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	108,833
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	2,363,986
5,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	5,932,854
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $11,382,728)	13,128,825
		Mortgage-Backed Securities – 54.8%
		Federal Home Loan Mortgage Corporation – 19.9%
5,050,000		Federal Home Loan Mortgage Corp., 3.500%, 6/1/2032 - 7/1/2042	5,314,023
14,534,519		Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 4/1/2041	15,514,015
9,923,766		Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 6/1/2040	10,687,573
13,049,768		Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 3/1/2040	14,232,878
3,884,189		Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 7/1/2037	4,262,977
464,681		Federal Home Loan Mortgage Corp., 6.500%, 12/1/2021 - 5/1/2031	526,008
1,106,815		Federal Home Loan Mortgage Corp., 7.000%, 12/1/2029 - 4/1/2032	1,262,535
105,134		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031	122,807
14,590		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	17,391
7,697		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	9,059
		TOTAL	51,949,266
		Federal National Mortgage Association – 21.1%
7,338,200	[2]	Federal National Mortgage Association, 3.500%, 1/1/2021 - 7/1/2042	7,759,334
19,000,000	[2]	Federal National Mortgage Association, 4.000%, 7/1/2042	20,223,822
7,053,534		Federal National Mortgage Association, 4.500%, 12/1/2019 - 1/1/2042	7,620,018
4,561,977		Federal National Mortgage Association, 5.000%, 7/1/2034 - 7/1/2040	4,947,035
4,290,553		Federal National Mortgage Association, 5.500%, 11/1/2021 - 4/1/2036	4,699,774
7,971,924		Federal National Mortgage Association, 6.000%, 5/1/2014 - 3/1/2038	8,744,944
430,454		Federal National Mortgage Association, 6.500%, 6/1/2029 - 11/1/2035	485,547
518,334		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	588,395
25,183		Federal National Mortgage Association, 7.500%, 5/1/2015 - 2/1/2030	29,304
28,557		Federal National Mortgage Association, 8.000%, 7/1/2030	33,866
		TOTAL	55,132,039
		Government National Mortgage Association – 13.8%
11,000,000		Government National Mortgage Association, 3.500%, 6/15/2042	11,786,643
11,609,070		Government National Mortgage Association, 4.500%, 6/20/2039 - 8/20/2040	12,777,214
1,703,252		Government National Mortgage Association, 5.000%, 7/15/2034	1,882,939
1,408,933		Government National Mortgage Association, 5.500%, 5/20/2035	1,565,479
5,987,654		Government National Mortgage Association, 6.000%, 4/15/2032 - 7/20/2038	6,719,933
1,016,983		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	1,166,399
Semi-Annual Shareholder Report
2

Principal Amount			Value
$38,643		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	45,135
3,199		Government National Mortgage Association, 8.000%, 4/15/2030	3,793
14,731		Government National Mortgage Association, 9.500%, 11/15/2016	15,974
		TOTAL	35,963,509
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $134,990,997)	143,044,814
		Collateralized Mortgage Obligations – 20.3%
1,668,902		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,692,909
1,823,700		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,638,499
764,100		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	636,490
3,750,000	[3,4,5]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 3/25/2042	3,759,386
110,131		Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033	110,280
3,433,971	[6]	Federal Home Loan Mortgage Corp. REMIC 3144 FB, 0.592%, 4/15/2036	3,441,621
882,986	[6]	Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.552%, 6/15/2036	884,508
486,509	[6]	Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.642%, 8/15/2036	488,507
3,608,615		Federal Home Loan Mortgage Corp. REMIC K010 A1, 3.320%, 7/25/2020	3,903,090
4,000,000		Federal Home Loan Mortgage Corp. REMIC K703 A2, 2.699%, 5/25/2018	4,214,305
3,450,000		Federal Home Loan Mortgage Corp. REMIC K704 A2, 2.412%, 8/25/2018	3,589,561
810,576	[6]	Federal National Mortgage Association REMIC 2006-43 FL, 0.645%, 6/25/2036	814,125
1,663,784	[6]	Federal National Mortgage Association REMIC 2006-58 FP, 0.545%, 7/25/2036	1,666,671
2,427,172	[6]	Federal National Mortgage Association REMIC 2006-81 FB, 0.595%, 9/25/2036	2,436,413
2,716,297	[6]	Federal National Mortgage Association REMIC 2006-85 PF, 0.625%, 9/25/2036	2,723,645
645,330	[6]	Federal National Mortgage Association REMIC 2006-93 FM, 0.625%, 10/25/2036	647,014
3,145,123		Federal National Mortgage Association REMIC 2011-M7 A1, 2.049%, 9/25/2018	3,246,800
6,000,000		Federal National Mortgage Association REMIC 2011-M7 A2, 2.578%, 9/25/2018	6,283,021
2,300,000		Federal National Mortgage Association REMIC 2011-M8 A2, 2.922%, 8/25/2021	2,403,105
679,506		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	638,122
375,794		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	375,259
1,165,365		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,171,557
2,083,247		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	2,127,170
2,072,475		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	2,077,077
2,227,332		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,941,847
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $52,409,568)	52,910,982
		Commercial Mortgage-Backed Securities – 13.5%
2,723,753	[3,4]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,846,672
3,380,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	3,466,098
2,650,000	[3,4]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	2,813,783
2,407,765	[3,4]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	2,589,866
2,395,525	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,538,705
2,716,874	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,810,030
2,100,000	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2011-C4, Class A2, 3.341%, 7/15/2046	2,210,121
1,911,537		Morgan Stanley Capital I 2012-C4, Class A1, 1.085%, 3/15/2045	1,914,916
4,430,495		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	4,494,527
3,500,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	3,607,207
1,500,000	[3,4]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	1,571,924
2,500,000		WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.445%, 6/15/2045	2,499,997
1,769,379	[3,4]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	1,881,747
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $34,326,137)	35,245,593
Semi-Annual Shareholder Report
3

Principal Amount			Value
		Repurchase Agreements – 7.0%
$4,441,000		Interest in $4,100,000,000 joint repurchase agreement 0.18%, dated 6/29/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,061,500 on 7/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,205,949,259.	4,441,000
13,825,000	[6,7]	Interest in $248,158,000 joint repurchase agreement 0.17%, dated 6/13/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $248,191,984 on 7/12/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2042 and the market value of those underlying securities was $253,143,872.	13,825,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	18,266,000
		TOTAL INVESTMENTS — 110.1% (IDENTIFIED COST $274,113,175)[8]	287,442,542
		OTHER ASSETS AND LIABILITIES - NET — (10.1)%[9]	(26,315,568)
		TOTAL NET ASSETS — 100%	$261,126,974

At June 30, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[10] United States Treasury Bond 30-Year Short Futures	40	$5,918,750	September 2012	$(12,215)
[10] United States Treasury Note 10-Year Short Futures	60	$8,002,500	September 2012	$(35,291)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(47,506)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2012, these restricted securities amounted to $23,022,234, which represented 8.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2012, these liquid restricted securities amounted to $23,022,234, which represented 8.8% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
7	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
8	The cost of investments for federal tax purposes amounts to $273,013,184.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is a result of dollar-roll transactions as of June 30, 2012.
10	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

4

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury Obligations	$ —	$24,846,328	$ —	$24,846,328
Government Agencies	—	13,128,825	—	13,128,825
Mortgage-Backed Securities	—	143,044,814	—	143,044,814
Collateralized Mortgage Obligations	—	49,151,596	3,759,386	52,910,982
Commercial Mortgage-Backed Securities	—	35,245,593	—	35,245,593
Repurchase Agreements	—	18,266,000	—	18,266,000
TOTAL SECURITIES	$ —	$283,683,156	$3,759,386	$287,442,542
OTHER FINANCIAL INSTRUMENTS*	$(47,506)	$ —	$ —	$(47,506)
*	Other financial instruments include futures contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of December 31, 2011	$ —
Change in unrealized depreciation	(4,688)
Purchases	3,764,074
Balance as of June 30, 2012	$3,759,386
The total change in unrealized depreciation included in the Statement of Operations attributable to investments still held at June 30, 2012	$(4,688)

The following acronym is used throughout this portfolio:

REMIC — Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
5

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2012	Year Ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.66	$11.50	$11.45	$11.45	$11.53	$11.34
Income From Investment Operations:
Net investment income	0.15[1]	0.35[1]	0.37[1]	0.54	0.56	0.54
Net realized and unrealized gain (loss) on investments and futures contracts	0.03	0.29	0.20	0.03	(0.08)	0.15
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.64	0.57	0.57	0.48	0.69
Less Distributions:
Distributions from net investment income	(0.44)	(0.48)	(0.52)	(0.57)	(0.56)	(0.50)
Net Asset Value, End of Period	$11.40	$11.66	$11.50	$11.45	$11.45	$11.53
Total Return[2]	1.64%	5.78%	5.17%	5.21%	4.28%	6.29%
Ratios to Average Net Assets:
Net expenses	0.76%[3]	0.74%	0.74%	0.74%	0.73%	0.74%
Net investment income	2.59%[3]	3.10%	3.25%	3.64%	4.30%	4.74%
Expense waiver/reimbursement[4]	0.01%[3]	0.02%	0.01%	0.01%	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$261,127	$281,306	$306,894	$342,705	$393,172	$422,254
Portfolio turnover	92%	157%	138%	165%	163%	226%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	18%	51%	41%	39%	25%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

Assets:
Total investment in securities, at value (identified cost $274,113,175)		$287,442,542
Cash		111
Income receivable		956,638
Receivable for investments sold		5,257,669
Receivable for shares sold		178,999
Receivable for daily variation margin		107,812
TOTAL ASSETS		293,943,771
Liabilities:
Payable for investments purchased	$32,589,564
Payable for shares redeemed	190,121
Payable for Directors'/Trustees' fees	668
Accrued expenses	36,444
TOTAL LIABILITIES		32,816,797
Net assets for 22,899,790 shares outstanding		$261,126,974
Net Assets Consist of:
Paid-in capital		$243,924,897
Net unrealized appreciation of investments and futures contracts		13,281,861
Accumulated net realized gain on investments and futures contracts		443,531
Undistributed net investment income		3,476,685
TOTAL NET ASSETS		$261,126,974
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$261,126,974 ÷ 22,899,790 shares outstanding, no par value, unlimited shares authorized		$11.40

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
7

Statement of Operations

Six Months Ended June 30, 2012 (unaudited)

Investment Income:
Interest			$4,501,692
Expenses:
Investment adviser fee (Note 5)		$806,390
Administrative fee (Note 5)		104,764
Custodian fees		11,867
Transfer and dividend disbursing agent fees and expenses		12,673
Directors'/Trustees' fees		1,339
Auditing fees		10,443
Legal fees		4,019
Portfolio accounting fees		57,911
Printing and postage		19,905
Insurance premiums		2,015
Miscellaneous		721
TOTAL EXPENSES		1,032,047
Waivers (Note 5):
Waiver of investment adviser fee	$(6,287)
Waiver of administrative fee	(2,487)
TOTAL WAIVERS		(8,774)
Net expenses			1,023,273
Net investment income			3,478,419
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			148,085
Net realized loss on futures contracts			(437,065)
Net change in unrealized appreciation of investments			1,312,232
Net change in unrealized depreciation of futures contracts			(47,506)
Net realized and unrealized gain on investments and futures contracts			975,746
Change in net assets resulting from operations			$4,454,165

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2012	Year Ended 12/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,478,419	$8,997,028
Net realized gain (loss) on investments and futures contracts	(288,980)	6,909,859
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,264,726	322,272
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,454,165	16,229,159
Distributions to Shareholders:
Distributions from net investment income	(10,250,353)	(12,275,774)
Share Transactions:
Proceeds from sale of shares	12,099,107	30,216,404
Net asset value of shares issued to shareholders in payment of distributions declared	10,250,353	12,275,774
Cost of shares redeemed	(36,731,829)	(72,034,271)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,382,369)	(29,542,093)
Change in net assets	(20,178,557)	(25,588,708)
Net Assets:
Beginning of period	281,305,531	306,894,239
End of period (including undistributed net investment income of $3,476,685 and $10,248,619, respectively)	$261,126,974	$281,305,531

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
9

Notes to Financial Statements

June 30, 2012 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees. The Fund holds a security for which a price was not able to be obtained from an independent source. To establish fair value, the Valuation Committee utilized a market approach incorporating the change in the market for a security of similar average life for the day an independent price could not be obtained. The price realized upon sale may be different than the price used to value the security. The Fund classifies this security as having a Level 3 valuation due to a lack of observable market inputs.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
Semi-Annual Shareholder Report
10

  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar-Roll Transactions

The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Semi-Annual Shareholder Report

11

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of short futures contracts held by the Fund throughout the period was $10,905,089. This is based on amounts held as of each month-end throughout the six-month period.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(47,506)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(437,065)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(47,506)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2012	Year Ended 12/31/2011
Shares sold	1,054,093	2,632,438
Shares issued to shareholders in payment of distributions declared	911,953	1,107,922
Shares redeemed	(3,192,436)	(6,306,493)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,226,390)	(2,566,133)

Semi-Annual Shareholder Report

12

4. FEDERAL TAX INFORMATION

At June 30, 2012, the cost of investments for federal tax purposes was $273,013,184. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $14,429,358. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,993,762 and net unrealized depreciation from investments for those securities having an excess of cost over value of $564,404.

At December 31, 2011, the Fund had a capital loss carryforward of $707,268 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforward and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2017	$707,268	N/A	$707,268

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2012, the Adviser voluntarily waived $6,287 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,487 of its fee.

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.76% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2012, were as follows:

Purchases	$13,927,700
Sales	$6,295,587

Semi-Annual Shareholder Report

13

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the program was not utilized.

9. subsequent events

On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report
14

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,016.40	$3.81
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.08	$3.82
1	Expenses are equal to the Fund's annualized net expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
Semi-Annual Shareholder Report
15

Evaluation and Approval of Advisory Contract – May 2012

Federated Fund for U.S. Government Securities II (the “Fund”)

Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

16

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.

Semi-Annual Shareholder Report
17

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

18

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
19

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
20

Federated Fund for U.S. Government Securities II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 313916207

G00433-01 (8/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2012

Share Class
Primary
Service

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2012 through June 30, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

John B. Fisher, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At June 30, 2012, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Technology	13.5%
Health Care	9.4%
Energy	8.3%
Media — Non-Cable	6.6%
Automotive	6.3%
Financial Institutions	5.6%
Gaming	4.3%
Industrial — Other	4.3%
Packaging & Containers	4.0%
Retailers	4.0%
Consumer Products	3.9%
Food & Beverage	3.9%
Other[2]	22.1%
Cash Equivalents[3]	2.6%
Other Assets and Liabilities — Net[4]	1.2%
TOTAL	100.0%
1	Barclays Capital changed the name of the Index from “Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index” to “Barclays U.S. Corporate High Yield 2% Issuer Capped Index” (BHY2%ICI ). Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the BHY2%ICI. Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

June 30, 2012 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 95.8%
		Aerospace/Defense – 1.1%
$350,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	309,750
275,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	290,125
768,656	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	818,619
225,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	238,500
1,150,000		TransDigm, Inc., Company Guarantee, 7.75%, 12/15/2018	1,267,875
		TOTAL	2,924,869
		Automotive – 6.1%
750,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	760,312
200,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	217,250
500,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	523,750
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	504,688
475,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	507,063
450,000		Chrysler Group LLC, Note, Series WI, 8.00%, 6/15/2019	464,625
925,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	955,062
425,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	460,594
1,225,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	972,344
275,000		Ford Motor Credit Co., 2.75%, 5/15/2015	277,459
250,000		Ford Motor Credit Co., 4.25%, 2/3/2017	262,439
250,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	278,470
450,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.875%, 1/15/2015	463,750
275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 5.00%, 5/15/2018	292,854
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	284,806
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	306,470
425,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	444,125
1,075,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	986,312
100,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 7.75%, 5/15/2018	103,500
925,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	959,687
125,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	120,469
1,075,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	994,375
400,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	419,000
625,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	670,313
625,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	644,531
450,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	488,250
150,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	163,500
540,000		Tomkins LLC/Tomkins, Inc., Term Loan — 2nd Lien, 9.00%, 10/1/2018	603,450
575,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	612,375
1,250,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,264,062
		TOTAL	16,005,885
		Building Materials – 2.7%
200,000		Anixter International, Inc., 5.625%, 5/1/2019	207,500
200,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	214,500
300,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	327,000
600,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	627,000
825,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	853,875
1,100,000		Norcraft Cos. L.P., Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	1,094,500
400,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	422,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$950,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	933,375
1,000,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	985,000
950,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	960,688
375,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	393,750
		TOTAL	7,019,188
		Chemicals – 2.9%
325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	349,781
1,025,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	1,004,500
775,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	794,375
525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	455,437
700,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	701,750
500,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	566,250
400,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	433,000
600,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 10.00%, 10/15/2020	604,500
500,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	381,250
825,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	831,187
594,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	634,095
275,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	309,719
225,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	263,813
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	278,754
		TOTAL	7,608,411
		Construction Machinery – 0.8%
200,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	214,000
525,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	593,250
1,150,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,216,125
150,000	[1,2]	United Rentals, Inc., Sr. Unsecd. Note, Series 144A, 7.375%, 5/15/2020	157,125
		TOTAL	2,180,500
		Consumer Products – 3.9%
675,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	705,375
850,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	956,250
625,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, Series 144A, 6.875%, 5/15/2020	645,312
550,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	605,000
225,000	[1,2]	Prestige Brands Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 2/1/2020	248,063
500,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series WI, 6.625%, 12/15/2020	538,750
1,775,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,757,250
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	257,813
150,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	125,250
725,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	792,969
1,050,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	1,089,385
750,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 6.75%, 3/15/2020	777,187
100,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 9.50%, 6/15/2018	113,500
1,750,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,745,625
		TOTAL	10,357,729
		Energy – 8.3%
675,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	317,250
1,075,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,066,937
250,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	258,750
125,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	131,250
650,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	728,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$950,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	1,060,437
925,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	915,750
450,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	439,313
375,000		Chesapeake Midstream Partners L. P., Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	369,375
550,000	[1,2]	Chesapeake Oilfield Services Co., Sr. Note, Series 144A, 6.625%, 11/15/2019	497,750
400,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	439,000
400,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	402,000
450,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	466,031
300,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	277,500
550,000		Comstock Resources, Inc., Sr. Secd. Note, 9.50%, 6/15/2020	543,125
450,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	483,750
600,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	621,000
350,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	365,750
249,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	273,900
225,000	[1,2]	EP Energy LLC, Sr. Secd. Note, Series 144A, 6.875%, 5/1/2019	235,406
850,000	[1,2]	EP Energy LLC, Sr. Unsecd. Note, Series 144A, 9.375%, 5/1/2020	881,875
300,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	261,000
175,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	177,625
675,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	725,625
775,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	736,250
975,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	899,437
275,000	[1,2]	Halcon Resources Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2020	277,406
175,000	[1,2]	Laredo Petroleum, Series 144A, 7.375%, 5/1/2022	182,438
450,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	472,500
225,000	[1,2]	Linn Energy LLC, Company Guarantee, Series 144A, 6.50%, 5/15/2019	223,875
400,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	433,000
225,000	[1,2]	Lone Pine Resources, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 2/15/2017	213,188
300,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	307,125
375,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	377,344
650,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	646,750
750,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	761,250
575,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	589,375
350,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	353,500
500,000		Range Resources Corp., 5.00%, 8/15/2022	494,375
25,000		SM Energy Co., Sr. Unsecd. Note, Series WI, 6.50%, 11/15/2021	25,563
850,000	[1,2]	Sandridge Energy, Inc., Series 144A, 8.125%, 10/15/2022	859,562
425,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	447,313
325,000	[1,2]	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.125%, 12/15/2021	355,063
650,000		Vanguard Natural Resources LLC, Sr. Unsecd. Note, 7.875%, 4/1/2020	650,812
675,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	700,312
		TOTAL	21,944,837
		Entertainment – 1.0%
900,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	1,003,500
725,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	806,563
325,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	354,250
775,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
450,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	498,375
		TOTAL	2,662,688
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Financial Institutions – 5.4%
$250,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	281,875
1,375,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,588,125
525,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	618,188
1,500,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,586,314
275,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	279,724
400,000		CIT Group, Inc., 5.00%, 5/15/2017	412,250
850,000		CIT Group, Inc., 5.25%, 3/15/2018	878,687
150,000		CIT Group, Inc., 5.375%, 5/15/2020	153,094
625,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	642,188
1,602,828	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	1,607,837
150,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	152,370
350,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	356,650
250,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	287,096
600,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	665,250
1,975,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	2,226,812
300,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	315,000
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	235,688
1,875,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	1,912,500
		TOTAL	14,199,648
		Food & Beverage – 3.9%
900,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	923,634
850,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	871,258
450,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	486,000
1,000,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,067,500
925,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	1,036,000
1,375,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	1,393,906
1,700,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,874,250
75,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	79,688
825,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	851,813
225,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	250,031
1,375,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	1,402,500
		TOTAL	10,236,580
		Gaming – 4.3%
850,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	854,250
782,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	825,010
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	483,750
350,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	365,750
1,100,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	1,120,625
1,375,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,507,344
275,000	[1,2]	Harrah's Operating Co., Inc., Sr. Secd. Note, Series 144A, 8.50%, 2/15/2020	277,750
975,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	972,562
475,000		MGM Mirage, Inc., 7.75%, 3/15/2022	491,625
1,150,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	1,196,000
225,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	250,875
525,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 2/1/2019	564,375
475,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	494,594
765,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	754,336
450,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	492,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$750,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	795,000
		TOTAL	11,446,596
		Health Care – 9.4%
425,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	434,563
175,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	180,250
975,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	1,023,750
2,100,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	2,275,875
925,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	818,625
975,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	809,250
225,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	162,000
75,000	[1,2]	DJO Finance LLC, Series 144A, 8.75%, 3/15/2018	76,875
1,400,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,468,250
700,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	754,250
950,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	1,023,625
425,000		HCA, Inc., Revolver — 1st Lien, 5.875%, 3/15/2022	445,188
725,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	683,312
475,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	515,969
2,350,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	2,567,375
925,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	920,375
675,000	[1,2]	Inventiv Health, Inc., Sr. Note, Series 144A, 10.00%, 8/15/2018	583,875
925,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	1,016,344
1,425,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,567,500
700,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	766,500
250,000	[1,2]	PSS World Medical, Inc., Series 144A, 6.375%, 3/1/2022	257,500
475,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	483,312
725,000	[1,2]	United Surgical Partners International, Inc., Series 144A, 9.00%, 4/1/2020	772,125
250,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 4.111%, 6/1/2015	238,750
1,075,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	1,101,203
1,795,625		VWR Funding, Inc., Company Guarantee, Series B, 10.25%, 7/15/2015	1,858,472
1,375,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,412,812
500,000	[1,2]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	522,500
		TOTAL	24,740,425
		Industrial - Other – 4.3%
275,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	294,250
275,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	292,188
250,000		Atkore International, Inc., Sr. Secd. Note, Series WI, 9.875%, 1/1/2018	243,750
500,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	547,500
525,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	543,375
925,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	987,437
700,000	[1,2]	Dynacast International LLC, Series 144A, 9.25%, 7/15/2019	729,750
875,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	901,250
650,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	685,750
725,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	728,625
1,150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	931,500
225,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	232,875
550,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	544,500
300,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	298,500
337,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	375,755
650,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	653,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$825,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	899,250
825,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	876,562
382,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	422,110
		TOTAL	11,188,177
		Lodging – 0.4%
150,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	157,255
900,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	927,000
		TOTAL	1,084,255
		Media - Cable – 1.1%
175,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	189,438
225,000		Charter Communications Holdings II, 6.625%, 1/31/2022	241,875
550,000		Charter Communications Holdings II, 7.375%, 6/1/2020	607,062
100,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	109,500
100,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	112,000
575,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	623,875
175,000	[1,2]	DISH DBS Corporation, Series 144A, 4.625%, 7/15/2017	176,094
600,000	[1,2]	DISH DBS Corporation, Series 144A, 5.875%, 7/15/2022	609,000
218,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	244,160
		TOTAL	2,913,004
		Media - Non-Cable – 6.6%
475,000	[1,2]	AMC Networks, Inc., Sr. Note, Series 144A, 7.75%, 7/15/2021	526,062
1,300,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,137,500
850,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	930,750
150,000	[1,2]	Clear Channel Worldwide, Sr. Sub. Note, Series 144A, 7.625%, 3/15/2020	144,375
1,000,000	[1,2]	Clear Channel Worldwide, Sr. Sub. Note, Series 144A, 7.625%, 3/15/2020	982,500
1,050,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	1,139,250
850,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	805,375
825,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	891,000
711,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	757,215
850,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	913,750
1,575,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	41,344
350,000		Intelsat Bermuda, Ltd., Company Guarantee, 11.50%, 2/4/2017	362,688
450,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	499,500
770,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	808,500
600,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	633,000
525,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	557,812
275,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	303,875
225,000	[1,2]	Lamar Media Corp., Series 144A, 5.875%, 2/1/2022	231,750
36,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	35,595
981,391		Nexstar Broadcasting Group, Inc., Company Guarantee, Series 1, 7.00%, 1/15/2014	972,804
250,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	278,125
525,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	469,875
1,150,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,296,625
850,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	854,250
625,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	656,250
975,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	1,053,000
		TOTAL	17,282,770
		Metals & Mining – 0.3%
750,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	75
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$625,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
250,000		Penn Virginia Resource Partners LP, 8.25%, 4/15/2018	253,750
550,000	[1,2]	Penn Virginia Resource Partners LP, Sr. Note, Series 144A, 8.375%, 6/1/2020	561,000
		TOTAL	814,825
		Packaging & Containers – 4.0%
775,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	825,375
200,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	211,000
500,000		Ball Corp., 5.00%, 3/15/2022	520,625
325,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	347,750
350,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	386,750
997,758		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	1,017,713
200,000		Crown Americas, LLC, Company Guarantee, 6.25%, 2/1/2021	219,500
125,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	143,125
775,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	817,625
775,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	763,375
300,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	300,750
1,125,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.875%, 8/15/2019	1,168,594
200,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	210,500
450,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	475,875
175,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	140,875
1,250,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 8.50%, 2/15/2021	1,193,750
275,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 9.875%, 8/15/2019	285,656
1,250,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	1,418,750
		TOTAL	10,447,588
		Paper – 0.5%
100,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	106,000
175,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	195,125
225,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	248,625
200,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	221,000
500,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	502,500
		TOTAL	1,273,250
		Restaurants – 1.4%
1,550,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,705,000
1,125,000		NPC International/OPER Co. A&B, Inc., Series WI, 10.50%, 1/15/2020	1,251,563
850,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.968%, 3/15/2014	828,750
		TOTAL	3,785,313
		Retailers – 4.0%
850,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	926,500
225,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	244,125
975,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	909,187
1,475,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,475,000
625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	646,875
950,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	1,007,000
1,150,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,262,125
100,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	105,125
725,000		Sally Holdings LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	792,063
1,750,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	1,820,000
725,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	754,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$650,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	664,625
		TOTAL	10,606,625
		Services – 1.6%
775,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	798,250
1,000,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	1,067,500
525,000	[1,2]	Monitronics International, Inc., Sr. Unsecd. Note, Series 144A, 9.125%, 4/1/2020	506,625
425,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	502,031
500,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	525,000
825,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	874,500
		TOTAL	4,273,906
		Technology – 13.5%
1,050,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	1,160,250
1,125,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	928,125
950,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	1,011,750
675,000	[1,2]	Beagle Acquisition Corp., Sr. Unsecd. Note, Series 144A, 11.00%, 12/31/2019	759,375
350,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	381,500
1,575,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,685,250
125,000	[1,2]	Ceridian Corp., Series 144A, 8.875%, 7/15/2019	129,688
1,225,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,301,562
1,300,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	1,356,875
950,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	978,500
950,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	1,014,125
1,125,000		Epicor Software Corp., 8.625%, 5/1/2019	1,153,125
125,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	138,438
250,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	282,500
275,000	[1,2]	Fidelity National Information Services, Inc., Series 144A, 7.625%, 7/15/2017	303,188
325,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	326,625
1,725,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	1,746,562
575,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	621,000
1,025,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,101,875
1,125,000		GXS Worldwide, Inc., Sr. Secd. Note, 9.75%, 6/15/2015	1,127,812
925,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	994,375
875,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	977,812
450,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	488,250
800,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	828,000
200,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	206,000
1,275,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	1,335,562
825,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	905,438
900,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	924,750
1,000,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	717,500
200,000		Seagate Technology HDD Holdings, Company Guarantee, 7.75%, 12/15/2018	222,250
975,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	1,088,344
250,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	270,625
400,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 9.375%, 4/1/2019	429,000
1,350,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	1,532,250
1,100,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	1,163,250
1,075,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	1,037,375
675,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	691,875
1,150,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,187,375
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,075,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,171,750
975,000	[1,2]	Trans Union LLC, Series 144A, 9.625%, 6/15/2018	1,057,875
650,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	651,625
		TOTAL	35,389,406
		Transportation – 0.4%
425,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	444,125
500,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	538,750
		TOTAL	982,875
		Utility - Electric – 1.5%
600,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	651,000
450,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	491,625
197,649	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	196,505
800,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	832,000
125,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	130,000
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	456,750
525,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	534,187
300,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. 2nd Priority Note, Series 144A, 11.75%, 3/1/2022	308,250
350,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	240,625
		TOTAL	3,840,942
		Utility - Natural Gas – 2.9%
950,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	1,005,219
575,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	633,206
200,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	231,810
1,400,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,543,500
400,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.50%, 3/1/2020	404,000
1,125,000		Inergy LP, Company Guarantee, 6.875%, 8/1/2021	1,130,625
350,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	373,625
525,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	543,375
244,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	269,620
300,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	317,250
750,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	759,375
200,000		Targa Resources, Inc., 6.875%, 2/1/2021	209,000
200,000	[1,2]	Targa Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2022	200,500
		TOTAL	7,621,105
		Wireless Communications – 3.0%
425,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	436,688
375,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	380,625
725,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	735,875
100,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	105,500
450,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	501,750
200,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	195,500
1,175,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,160,312
400,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	417,000
1,100,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	891,000
1,950,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,842,750
925,000	[1,2]	Sprint Capital Corp., GTD. Note, Series 144A, 9.00%, 11/15/2018	1,036,000
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	312,750
		TOTAL	8,015,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Wireline Communications – 0.5%
$600,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	633,000
600,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	618,750
		TOTAL	1,251,750
		TOTAL CORPORATE BONDS (IDENTIFIED COST $245,143,500)	252,098,897
		COMMON STOCKS – 0.1%
		Automotive – 0.1%
9,693	[3]	General Motors Co.	191,146
2,400,000	[1,3,5]	General Motors Co. Escrow Shares	0
2,433	[3]	Motors Liquidation Co.	29,804
		TOTAL	220,950
		Metals & Mining – 0.0%
23,013	[1,3,5]	Royal Oak Mines, Inc.	0
		Other – 0.0%
71	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,548,494)	220,950
		WARRANTS – 0.1%
		Automotive – 0.1%
8,811	[3]	General Motors Co., Warrants	97,097
8,811	[3]	General Motors Co., Warrants	59,739
		TOTAL WARRANTS (IDENTIFIED COST $1,026,733)	156,836
		PREFERRED STOCK – 0.2%
		Financial Institutions – 0.2%
600	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend 7.00% (IDENTIFIED COST $188,868)	534,581
		Repurchase Agreement – 2.6%
6,837,000		Interest in $4,100,000,000 joint repurchase agreement 0.18%, dated 6/29/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,061,500 on 7/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,205,949,259. (AT COST)	6,837,000
		TOTAL INVESTMENTS — 98.8% (IDENTIFIED COST $254,744,595)[6]	259,848,264
		OTHER ASSETS AND LIABILITIES - NET — 1.2%[7]	3,141,373
		TOTAL NET ASSETS — 100%	$262,989,637
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2012, these restricted securities amounted to $84,456,681, which represented 32.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2012, these liquid restricted securities amounted to $83,950,426, which represented 31.9% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	The cost of investments for federal tax purposes amounts to $254,328,613.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$252,057,478	$41,419[1]	$252,098,897
Equity Securities:
Common Stock
Domestic	220,950	—	0[1]	220,950
International	—	—	0	0
Preferred Stock
Domestic	—	534,581	—	534,581
Warrants	156,836	—	—	156,836
Repurchase Agreement	—	6,837,000	—	6,837,000
TOTAL SECURITIES	$377,786	$259,429,059	$41,419	$259,848,264
1	Includes $17,719 of a corporate bond and $36,000 of a domestic common stock security transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. Transfers shown represent the value of the securities at the beginning of the period.

The following acronym is used throughout this portfolio:

GTD	— Guaranteed

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2012	Year Ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$6.76	$7.03	$6.67	$5.03	$7.49	$7.85
Income From Investment Operations:
Net investment income	0.25[1]	0.53[1]	0.56[1]	0.55[1]	0.58[1]	0.55[1]
Net realized and unrealized gain (loss) on investments	0.26	(0.18)	0.36	1.78	(2.37)	(0.29)
TOTAL FROM INVESTMENT OPERATIONS	0.51	0.35	0.92	2.33	(1.79)	0.26
Less Distributions:
Distributions from net investment income	(0.54)	(0.62)	(0.56)	(0.69)	(0.67)	(0.62)
Net Asset Value, End of Period	$6.73	$6.76	$7.03	$6.67	$5.03	$7.49
Total Return[2]	7.66%	5.17%	14.73%	52.85%	(25.99)%	3.43%
Ratios to Average Net Assets:
Net expenses	0.78%[3]	0.79%	0.78%	0.78%	0.79%	0.77%
Net investment income	7.52%[3]	7.77%	8.41%	9.64%	8.96%	7.29%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.00%[5]	0.00%[5]	0.02%	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$185,771	$157,842	$164,640	$168,092	$117,303	$196,470
Portfolio turnover	14%	38%	45%	33%	15%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2012	Year Ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$6.73	$7.00	$6.65	$5.01	$7.45	$7.81
Income From Investment Operations:
Net investment income	0.24[1]	0.51[1]	0.54[1]	0.53[1]	0.56[1]	0.53[1]
Net realized and unrealized gain (loss) on investments	0.25	(0.18)	0.36	1.78	(2.35)	(0.28)
TOTAL FROM INVESTMENT OPERATIONS	0.49	0.33	0.90	2.31	(1.79)	0.25
Less Distributions:
Distributions from net investment income	(0.52)	(0.60)	(0.55)	(0.67)	(0.65)	(0.61)
Net Asset Value, End of Period	$6.70	$6.73	$7.00	$6.65	$5.01	$7.45
Total Return[2]	7.41%	4.92%	14.38%	52.47%	(26.09)%	3.19%
Ratios to Average Net Assets:
Net expenses	1.03%[3]	1.04%	1.03%	1.03%	1.04%	1.02%
Net investment income	7.26%[3]	7.50%	8.16%	9.39%	8.68%	7.04%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.00%[5]	0.00%[5]	0.02%	0.00%[5]	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$77,218	$71,867	$84,800	$81,866	$55,262	$89,486
Portfolio turnover	14%	38%	45%	33%	15%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

Assets:
Total investment in securities, at value (identified cost $254,744,595)		$259,848,264
Cash		644
Income receivable		5,072,169
Receivable for investments sold		479,542
Receivable for shares sold		29,741
TOTAL ASSETS		265,430,360
Liabilities:
Payable for investments purchased	$2,268,226
Payable for shares redeemed	139,356
Payable for Directors'/Trustees' fees	466
Payable for distribution services fee (Note 5)	15,678
Accrued expenses	16,997
TOTAL LIABILITIES		2,440,723
Net assets for 39,124,227 shares outstanding		$262,989,637
Net Assets Consist of:
Paid-in capital		$274,798,858
Net unrealized appreciation of investments		5,103,669
Accumulated net realized loss on investments		(26,110,504)
Undistributed net investment income		9,197,614
TOTAL NET ASSETS		$262,989,637
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($185,771,191 ÷ 27,605,149 shares outstanding), no par value, unlimited shares authorized		$6.73
Service Shares:
Net asset value per share ($77,218,446 ÷ 11,519,078 shares outstanding), no par value, unlimited shares authorized		$6.70

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended June 30, 2012 (unaudited)

Investment Income:
Interest		$10,272,015
Dividends		22,750
TOTAL INCOME		10,294,765
Expenses:
Investment adviser fee (Note 5)	$744,679
Administrative fee (Note 5)	96,747
Custodian fees	6,657
Transfer and dividend disbursing agent fees and expenses	11,895
Directors'/Trustees' fees	1,372
Auditing fees	13,676
Legal fees	4,019
Portfolio accounting fees	53,636
Distribution services fee (Note 5)	96,091
Printing and postage	29,378
Insurance premiums	1,976
Miscellaneous	1,644
TOTAL EXPENSES	1,061,770
Waiver of administrative fee (Note 5)	(2,297)
Net expenses		1,059,473
Net investment income		9,235,292
Realized and Unrealized Gain on Investments:
Net realized gain on investments		1,717,215
Net change in unrealized depreciation of investments		6,709,718
Net realized and unrealized gain on investments		8,426,933
Change in net assets resulting from operations		$17,662,225

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2012	Year Ended 12/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,235,292	$18,377,824
Net realized gain on investments	1,717,215	5,949,818
Net change in unrealized appreciation/depreciation of investments	6,709,718	(13,011,424)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,662,225	11,316,218
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(13,024,797)	(13,785,722)
Service Shares	(5,841,657)	(7,019,210)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,866,454)	(20,804,932)
Share Transactions:
Proceeds from sale of shares	57,909,810	88,628,005
Net asset value of shares issued to shareholders in payment of distributions declared	16,268,259	19,732,929
Cost of shares redeemed	(39,693,003)	(118,603,135)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	34,485,066	(10,242,201)
Change in net assets	33,280,837	(19,730,915)
Net Assets:
Beginning of period	229,708,800	249,439,715
End of period (including undistributed net investment income of $9,197,614 and $18,828,776, respectively)	$262,989,637	$229,708,800

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

June 30, 2012 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes.

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Semi-Annual Shareholder Report

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007 – 3/25/2008	$320,896	$309,750
CVC Claims Litigation LLC	3/26/1997 – 6/18/1997	$590,616	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$197,649	$196,505
General Motors Co. Escrow Shares	4/21/2011	$50,060	$0
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$737,477	$0
Royal Oak Mines, Inc.	2/24/1999	$2,557	$0

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2012		Year Ended 12/31/2011
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	6,382,588	$43,007,757	8,172,025	$55,173,550
Shares issued to shareholders in payment of distributions declared	1,584,590	10,426,602	1,914,716	12,713,719
Shares redeemed	(3,696,338)	(24,806,539)	(10,171,437)	(68,262,412)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	4,270,840	$28,627,820	(84,696)	$(375,143)
	Six Months Ended 6/30/2012		Year Ended 12/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,171,314	$14,902,053	5,040,245	$33,454,455
Shares issued to shareholders in payment of distributions declared	890,497	5,841,657	1,060,304	7,019,210
Shares redeemed	(2,219,141)	(14,886,464)	(7,540,535)	(50,340,723)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	842,670	$5,857,246	(1,439,986)	$(9,867,058)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,113,510	$34,485,066	(1,524,682)	$(10,242,201)

4. FEDERAL TAX INFORMATION

At June 30, 2012, the cost of investments for federal tax purposes was $254,328,613. The net unrealized appreciation of investments for federal tax purposes was $5,519,651. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,884,928 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,365,277.

At December 31, 2011, the Fund had a capital loss carryforward of $27,514,439 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

Semi-Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2013	$50,909	NA	$50,909
2014	$948,345	NA	$948,345
2016	$4,402,143	NA	$4,402,143
2017	$13,179,638	NA	$13,179,638
2018	$8,933,404	NA	$8,933,404

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,297 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Service Shares	$96,091

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2012, FSC did not retain any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.82% and 1.07% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2012, were as follows:

Purchases	$54,460,519
Sales	$33,906,094
Semi-Annual Shareholder Report

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the program was not utilized.

9. Subsequent EventS

On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,076.60	$4.03
Service Shares	$1,000	$1,074.10	$5.31
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.98	$3.92
Service Shares	$1,000	$1,019.74	$5.17
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	0.78%
Service Shares	1.03%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2012

Federated High Income Bond Fund II (the “Fund”)

Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.

Semi-Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Notes

Federated High Income Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 313916306
CUSIP 313916843

G00433-02 (8/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2012

Share Class
Primary
Service

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At June 30, 2012, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Health Care	25.6%
Information Technology	17.8%
Financials	16.1%
Industrials	13.6%
Consumer Discretionary	13.2%
Materials	3.1%
Telecommunication Services	1.1%
Consumer Staples	1.0%
Utilities	0.6%
Energy	0.1%
Securities Lending Collateral[2]	3.9%
Cash Equivalents[3]	3.2%
Other Assets and Liabilities — Net[4]	0.7%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments

June 30, 2012 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 91.0%
		Consumer Discretionary – 13.2%
11,499		Allison Transmission Holdings, Inc.	201,922
27,813		Arezzo Industria e Comercio SA	414,045
16,100	[1]	Cia Hering	305,407
52,000		D.R. Horton, Inc.	955,760
31,900		Johnson Controls, Inc.	883,949
106,300		L'Occitane International SA	294,420
17,900		Las Vegas Sands Corp.	778,471
20,065	[1]	Melco PBL Entertainment (Macau) Ltd., ADR	231,149
23,200	[1]	Michael Kors Holdings Ltd.	970,688
639,983		NagaCorp Limited	286,525
16,800		National CineMedia, Inc.	254,856
13,273	[1]	Penn National Gaming, Inc.	591,843
301,900	[1]	Prada Holding SpA	2,067,642
3,196		Ralph Lauren Corp.	447,632
85,431		Restoque Comercio e Confeccoes de Roupas SA	437,257
974,500	[1]	Samsonite International SA	1,647,180
17,165	[1]	Shutterfly, Inc.	526,794
10,637		Starbucks Corp.	567,165
1,800	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	168,084
31,957	[1]	Yoox SpA	462,520
3,100		Yum! Brands, Inc.	199,702
		TOTAL	12,693,011
		Consumer Staples – 1.0%
36,600		Almacenes Exito S.A.	606,382
6,900	[1]	Fresh Market, Inc.	370,047
		TOTAL	976,429
		Energy – 0.1%
17,600	[1]	Gevo, Inc.	87,472
		Financials – 16.1%
58,200	[1]	American International Group, Inc.	1,867,638
15,700	[1]	Banco BTG Pactual SA	229,813
8,800		BlackRock, Inc.	1,494,416
371,128		CETIP SA-Mercados Organizado	4,637,945
97,226		CITIC Securities Co., Ltd.	206,206
47,047	[1]	EverBank Financial Corp.	511,401
91,408		Fibra Uno Administracion SA	187,754
145,300		Housing Development Finance Corp. Ltd.	1,703,304
37,100		JP Morgan Chase & Co.	1,325,583
47,194		LPS Brasil Cons De Imoveis	787,154
17,600		Multiplan Empreendimentos Imobiliarios SA	430,777
42,300		Wells Fargo & Co.	1,414,512
19,700		Willis Group Holdings PLC	718,853
		TOTAL	15,515,356
		Health Care – 24.4%
58,487	[1]	Alkermes, Inc.	992,524
7,921		Allergan, Inc.	733,247
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
15,800	[1]	Amarin Corporation PLC., ADR	228,468
7,900	[1]	Biogen Idec, Inc.	1,140,602
34,736	[1]	Conceptus, Inc.	688,468
49,676	[1]	Corcept Therapeutics, Inc.	223,045
77,700	[1]	Corcept Therapeutics, Inc.	348,873
47,300	[1]	Cubist Pharmaceuticals, Inc.	1,793,143
97,700	[1]	Dexcom, Inc.	1,266,192
317,209	[1]	Dyax Corp.	675,655
31,135	[1]	Dynavax Technologies Corp.	134,503
69,200	[1,2]	ExamWorks Group, Inc.	915,516
42,361	[1]	Express Scripts Holding Co.	2,365,015
23,300	[1]	Gilead Sciences, Inc.	1,194,824
1,700	[1]	Heartware International, Inc.	150,960
8,900	[1]	Hologic, Inc.	160,556
37,321	[1]	Insulet Corp.	797,550
57,850	[1,2]	Nektar Therapeutics	466,850
91,500	[1]	Progenics Pharmaceuticals, Inc.	894,870
111,869	[1,2]	Protalix Biotherapeutics, Inc.	641,009
3,241	[1]	Regeneron Pharmaceuticals, Inc.	370,187
47,500	[1]	Repligen Corp.	204,250
34,274	[1]	Salix Pharmaceuticals Ltd.	1,865,877
48,878	[1,2]	Seattle Genetics, Inc.	1,241,012
25,908	[1,2]	Threshold Pharmaceuticals, Inc., Class THL	191,719
6,300		UnitedHealth Group, Inc.	368,550
9,500	[1]	Varian Medical Systems, Inc.	577,315
60,500	[1,2]	Vical, Inc.	217,800
39,300	[1]	Vivus, Inc.	1,121,622
37,200	[1]	Warner Chilcott PLC	666,624
10,800	[1]	Watson Pharmaceuticals, Inc.	799,092
		TOTAL	23,435,918
		Industrials – 13.6%
13,552		CLARCOR, Inc.	652,664
4,300		Caterpillar, Inc.	365,113
3,700		Chicago Bridge & Iron Co., N.V.	140,452
3,700		Cummins, Inc.	358,567
24,000		Danaher Corp.	1,249,920
39,280		Expeditors International Washington, Inc.	1,522,100
5,800		FedEx Corp.	531,338
4,250	[1]	IHS, Inc., Class A	457,852
12,830		Kansas City Southern Industries, Inc.	892,455
29,356	[1]	MRC Global, Inc.	624,696
8,788		MSC Industrial Direct Co.	576,053
28,629	[1]	Owens Corning, Inc.	817,072
5,015		Precision Castparts Corp.	824,917
8,685	[1]	RPX Corp.	124,630
5,200		Ryder System, Inc.	187,252
23,500	[1]	Spirit Airlines, Inc.	457,310
6,243	[1]	Teledyne Technologies, Inc.	384,881
8,200	[1]	Terex Corp.	146,206
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
9,261		Textron, Inc.	230,321
18,700		Trinity Industries, Inc.	467,126
3,500		United Parcel Service, Inc.	275,660
6,400		United Technologies Corp.	483,392
26,600	[1]	Verisk Analytics, Inc.	1,310,316
		TOTAL	13,080,293
		Information Technology – 17.8%
106,500	[2]	Amadeus IT Holding SA	2,255,361
2,600		Apple, Inc.	1,518,400
23,900		Avago Technologies Ltd.	858,010
9,906	[1]	Check Point Software Technologies Ltd.	491,238
7,593	[1]	Citrix Systems, Inc.	637,356
49,400	[1]	Comverse Technology, Inc.	287,508
10,363	[1]	CoStar Group, Inc.	841,476
19,300	[1]	eBay, Inc.	810,793
875	[1]	Google, Inc.	507,561
7,800	[1]	IPG Photonics Corp.	340,002
1,758	[1]	LinkedIn Corp.	186,823
13,993	[1,3,4]	Mail.RU Group Ltd., Series 144A, GDR	474,223
2,757		Mercadolibre, Inc.	208,981
57,762	[1]	Microsemi Corp.	1,068,019
30,300	[1]	Moneygram International, Inc.	442,380
30,300	[1]	NCR Corp.	688,719
35,377	[1]	NIC, Inc.	449,288
42,074	[1]	NXP Semiconductors NV	978,220
17,300		Qualcomm, Inc.	963,264
9,700	[1]	RADWARE Ltd.	371,413
10,666	[1]	RDA Microelectronics, Inc., ADR	107,087
21,474	[1]	Riverbed Technology, Inc.	346,805
26,976	[1,2]	STR Holdings, Inc.	123,010
49,773	[1]	TNS, Inc.	892,928
6,989	[1]	The Active Network, Inc.	107,561
4,200	[1]	VMware, Inc., Class A	382,368
15,459	[1]	Vantiv, Inc.	360,040
66,327	[1]	Zynga, Inc.	360,819
		TOTAL	17,059,653
		Materials – 3.1%
3,500		Albemarle Corp.	208,740
3,600		Allegheny Technologies, Inc.	114,804
6,128		BASF SE	425,826
9,900		Eastman Chemical Co.	498,663
715,400	[1]	Mongolian Mining Corp.	406,115
10,000		Reliance Steel & Aluminum Co.	505,000
14,988		Sociedad Quimica Y Minera de Chile, ADR	834,382
		TOTAL	2,993,530
		Telecommunication Services – 1.1%
41,869	[1]	TW Telecom, Inc.	1,074,358
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		Utilities – 0.6%
8,400		ITC Holdings Corp.	578,844
		TOTAL COMMON STOCKS (IDENTIFIED COST $64,085,794)	87,494,864
		WARRANTS – 0.5%
		Health Care – 0.5%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	2,009
17,387	[1]	Corcept Therapeutics, Inc., Warrants	38,973
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	12
71,998	[1]	Dynavax Technologies Corp., Warrants	251,395
12,443	[1]	Favrille, Inc., Warrants	0
32,007	[1]	Threshold Pharmaceuticals, Inc., Warrants	186,370
		TOTAL WARRANTS (IDENTIFIED COST $16,792)	478,759
		Corporate Bonds – 0.7%
		Health Care – 0.7%
$255,000		Insulet Corp., Conv. Bond, 3.75%, 6/15/2016	283,369
330,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	413,556
		TOTAL CORPORATE BONDS (IDENTIFIED COST $585,000)	696,925
		Repurchase Agreements – 7.1%
3,126,000		Interest in $4,100,000,000 joint repurchase agreement 0.18%, dated 6/29/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,061,500 on 7/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,205,949,259.	3,126,000
3,719,000		Interest in $4,100,000,000 joint repurchase agreement 0.18%, dated 6/29/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,061,500 on 7/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,205,949,259 (purchased with proceeds from securities lending collateral).	3,719,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	6,845,000
		TOTAL INVESTMENTS — 99.3% (IDENTIFIED COST $71,532,586)[5]	95,515,548
		OTHER ASSETS AND LIABILITIES - NET — 0.7%[6]	675,538
		TOTAL NET ASSETS — 100%	$96,191,086
1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2012, this restricted security amounted to $474,223, which represented 0.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2012, this liquid restricted security amounted to $474,223, which represented 0.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report
5

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$61,639,901	$ —	$ —	$61,639,901
International	15,625,642	10,229,321[1,2]	—	25,854,963
Debt Securities:
Corporate Bonds	—	696,925	—	696,925
Warrants	—	478,759	—	478,759
Repurchase Agreements	—	6,845,000	—	6,845,000
TOTAL SECURITIES	$77,265,543	$18,250,005	$ —	$95,515,548
1	Includes $13,731,004 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of the securities at the beginning of the period.
2	Includes $354,614 of a security transferred from Level 1 to Level 2 because the security ceased trading during the period and fair value was obtained using a valuation technique utilizing observable market data. Transfer shown represents the value of the security at the beginning of the period.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GDR	— Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
6

Financial Highlights – Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2012	Year Ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.84	$14.96	$12.69	$9.80	$18.82	$16.46
Income From Investment Operations:
Net investment income (loss)	(0.04)	(0.09)[1]	0.09[1]	(0.00)[1,2]	(0.02)[1]	(0.03)[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	1.43	(1.88)	2.19	2.89	(7.27)	3.34
TOTAL FROM INVESTMENT OPERATIONS	1.39	(1.97)	2.28	2.89	(7.29)	3.31
Less Distributions:
Distributions from net investment income	—	(0.15)	(0.01)	—	(0.05)	—
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	(1.68)	(0.95)
TOTAL DISTRIBUTIONS	—	(0.15)	(0.01)	—	(1.73)	(0.95)
Net Asset Value, End of Period	$14.23	$12.84	$14.96	$12.69	$9.80	$18.82
Total Return[3]	10.83%	(13.28)%	17.99%	29.49%	(41.79)%	21.04%
Ratios to Average Net Assets:
Net expenses	1.53%[4,5]	1.53%[5]	1.53%[5]	1.53%[5]	1.53%[5]	1.53%[5]
Net investment income (loss)	(0.56)%[4]	(0.65)%	0.67%	(0.00)%[6]	(0.14)%	(0.15)%
Expense waiver/reimbursement[7]	0.45%[4]	0.29%	0.24%	0.31%	0.39%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,496	$43,025	$62,352	$65,698	$37,588	$61,696
Portfolio turnover	29%	63%	58%	100%	71%	67%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.53%, 1.53%, 1.53%, 1.53%, 1.53% and 1.53% for the six months ended June 30, 2012 and for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
6	Represents less than 0.01%.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
7

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2012	Year Ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.64	$14.73	$12.51	$9.69	$18.61	$16.34
Income From Investment Operations:
Net investment income (loss)	(0.12)	(0.13)[1]	0.06[1]	(0.03)[1]	(0.05)[1]	(0.07)[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	1.47	(1.84)	2.16	2.85	(7.19)	3.29
TOTAL FROM INVESTMENT OPERATIONS	1.35	(1.97)	2.22	2.82	(7.24)	3.22
Less Distributions:
Distributions from net investment income	—	(0.12)	—	—	—	—
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	—	—	(1.68)	(0.95)
TOTAL DISTRIBUTIONS	—	(0.12)	—	—	(1.68)	(0.95)
Net Asset Value, End of Period	$13.99	$12.64	$14.73	$12.51	$9.69	$18.61
Total Return[2]	10.68%	(13.49)%	17.75%	29.10%	(41.91)%	20.63%
Ratios to Average Net Assets:
Net expenses	1.78%[3,4]	1.78%[4]	1.78%[4]	1.78%[4]	1.78%[4]	1.78%[4]
Net investment income (loss)	(0.89)%[3]	(0.90)%	0.47%	(0.27)%	(0.37)%	(0.40)%
Expense waiver/reimbursement[5]	0.43%[3]	0.29%	0.24%	0.31%	0.39%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,695	$97,552	$120,887	$94,374	$62,180	$77,516
Portfolio turnover	29%	63%	58%	100%	71%	67%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.78%, 1.78%, 1.78%, 1.78%, 1.78% and 1.78% for the six months ended June 30, 2012 and for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

Assets:
Total investment in securities, at value including $3,684,094 of securities loaned (identified cost $71,532,586)		$95,515,548
Cash		801
Cash denominated in foreign currencies (identified cost $95,574)		92,981
Income receivable		113,353
Receivable for investments sold		4,421,125
Receivable for shares sold		45,721
Other assets		710
TOTAL ASSETS		100,190,239
Liabilities:
Payable for investments purchased	$126,710
Payable for shares redeemed	65,248
Payable for collateral due to broker for securities lending	3,719,000
Payable for Directors'/Trustees' fees	462
Payable for distribution services fee (Note 5)	10,545
Accrued expenses	77,188
TOTAL LIABILITIES		3,999,153
Net assets for 6,824,405 shares outstanding		$96,191,086
Net Assets Consist of:
Paid-in capital		$68,704,369
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		23,982,651
Accumulated net realized gain on investments and foreign currency transactions		4,030,031
Accumulated net investment income (loss)		(525,965)
TOTAL NET ASSETS		$96,191,086
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$43,495,917 ÷ 3,056,774 shares outstanding, no par value, unlimited shares authorized		$14.23
Service Shares:
$52,695,169 ÷ 3,767,631 shares outstanding, no par value, unlimited shares authorized		$13.99

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
9

Statement of Operations

Six Months Ended June 30, 2012 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $21,235)			$455,135
Interest (including income on securities loaned of $30,362)			46,281
TOTAL INCOME			501,416
Expenses:
Investment adviser fee (Note 5)		$768,908
Administrative fee (Note 5)		94,481
Custodian fees		97,823
Transfer and dividend disbursing agent fees and expenses		7,499
Directors'/Trustees' fees		1,209
Auditing fees		14,337
Legal fees		4,100
Portfolio accounting fees		32,137
Distribution services fee (Note 5)		77,958
Printing and postage		37,437
Insurance premiums		1,911
Miscellaneous		5,222
Interest expense		146
TOTAL EXPENSES		1,143,168
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(220,138)
Waiver of administrative fee (Note 5)	(16,865)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(702)
TOTAL WAIVERS AND REDUCTION		(237,705)
Net expenses			905,463
Net investment income (loss)			(404,047)
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			11,143,073
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			3,051,908
Net realized and unrealized gain on investments and foreign currency transactions			14,194,981
Change in net assets resulting from operations			$13,790,934

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2012	Year Ended 12/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(404,047)	$(1,364,066)
Net realized gain on investments and foreign currency transactions	11,143,073	14,869,904
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	3,051,908	(35,953,370)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,790,934	(22,447,532)
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	—	(621,683)
Service Shares	—	(965,481)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(1,587,164)
Share Transactions:
Proceeds from sale of shares	7,103,232	18,408,587
Net asset value of shares issued to shareholders in payment of distributions declared	—	1,587,164
Cost of shares redeemed	(65,280,754)	(38,622,052)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(58,177,522)	(18,626,301)
Change in net assets	(44,386,588)	(42,660,997)
Net Assets:
Beginning of period	140,577,674	183,238,671
End of period (including accumulated net investment income (loss) of $(525,965) and $(121,918), respectively)	$96,191,086	$140,577,674

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
11

Notes to Financial Statements

June 30, 2012 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
Semi-Annual Shareholder Report
12

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividenddate. Foreign dividends are recorded on the ex-dividenddate or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes.

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At June 30, 2012, the Fund had no outstanding foreign exchange contracts.

Semi-Annual Shareholder Report

13

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,639 and $536, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2012, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$3,684,094	$3,719,000

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$1,922
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$174

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

14

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2012		Year Ended 12/31/2011
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	82,500	$1,193,069	290,591	$4,215,828
Shares issued to shareholders in payment of distributions declared	—	—	42,610	621,683
Shares redeemed	(375,564)	(5,383,147)	(1,150,254)	(16,096,509)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(293,064)	$(4,190,078)	(817,053)	$(11,258,998)
	Six Months Ended 6/30/2012		Year Ended 12/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	418,606	$5,910,163	1,054,469	$14,192,759
Shares issued to shareholders in payment of distributions declared	—	—	67,094	965,481
Shares redeemed	(4,367,742)	(59,897,607)	(1,609,988)	(22,525,543)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,949,136)	$(53,987,444)	(488,425)	$(7,367,303)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,242,200)	$(58,177,522)	(1,305,478)	$(18,626,301)

4. FEDERAL TAX INFORMATION

At June 30, 2012, the cost of investments for federal tax purposes was $71,532,586. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $23,982,962. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,145,726 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,162,764.

At December 31, 2011, the Fund had a capital loss carryforward of $6,204,039 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2016	$2,321,531	NA	$2,321,531
2017	$3,882,508	NA	$3,882,508

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2012, the Adviser voluntarily waived $220,138 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2012, the Sub-Adviser earned $548,770. The Sub-Adviser did not waive any amount of its advisory fee during the period.

Semi-Annual Shareholder Report

15

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2012, the net fee paid to FAS was 0.144% of average daily net assets of the Fund. FAS waived $16,865 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Service Shares	$77,958

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2012, FSC retained $1,352 of fees paid by the Fund. For the six months ended June 30, 2012, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 1.53% and 1.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended June 30, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $348,050 and $543,972, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2012, the Fund's expenses were reduced by $702 under these arrangements.

Semi-Annual Shareholder Report

16

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2012,were as follows:

Purchases	$30,238,144
Sales	$89,340,436

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2012, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	65.3%
Brazil	7.5%
Italy	2.6%
Ireland	2.5%
Spain	2.4%
Luxembourg	2.0%
India	1.8%
Virgin Islands	1.5%
Netherlands Antilles	1.2%
Cayman Islands	1.1%
Chile	0.9%
Israel	0.9%
Singapore	0.9%
Colombia	0.6%
Germany	0.4%
China	0.2%
Mexico	0.2%
United Kingdom	0.2%

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the program was not utilized.

11. subsequent events

On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report
17

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,108.30	$8.02
Service Shares	$1,000	$1,106.80	$9.32
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.26	$7.67
Service Shares	$1,000	$1,016.01	$8.92
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	1.53%
Service Shares	1.78%

Semi-Annual Shareholder Report

18

Evaluation and Approval of Advisory Contract – May 2012

Federated Kaufmann Fund II (the “Fund”)

Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how Semi-Annual Shareholder Report

19

the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median for the relevant peer group for the one-year,three-year and five-year periods covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

Semi-Annual Shareholder Report

20

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

21

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
22

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
23

Federated Kaufmann Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 313916827
CUSIP 313916777

27619 (8/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2012

Not FDIC Insured

May Lose Value

No Bank Guarantee

Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2012 through June 30, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

John B. Fisher, President

Portfolio of Investments Summary Tables (unaudited)

At June 30, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	56.1%
Bank Instruments	32.0%
Variable Rate Instruments	8.2%
Repurchase Agreements	4.4%
Other Assets and Liabilities — Net[2]	(0.7)%
TOTAL	100.0%

At June 30, 2012, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	30.9%[4]
8-30 Days	27.9%
31-90 Days	30.2%
91-180 Days	5.9%
181 Days or more	5.8%
Other Assets and Liabilities — Net[2]	(0.7)%
TOTAL	100.0%
1	Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 18.2 % of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments

June 30, 2012 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 4.7%
		Finance - Automotive – 1.0%
$408,459		Ally Auto Receivables Trust 2012-2, Class A1, 0.314%, 3/15/2013	408,459
3,595		Honda Auto Receivables Owner Trust 2011-3, Class A1, 0.398%, 10/22/2012	3,595
1,325,627	[1,2]	SMART Series 2012-1US Trust, Class A1, 0.477%, 3/14/2013	1,325,627
		TOTAL	1,737,681
		Finance - Equipment – 2.0%
1,661,039	[1,2]	GE Equipment Small Ticket LLC Series 2012-1, Class A1, 0.433%, 6/21/2013	1,661,039
1,000,000	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A1, 0.346%, 7/10/2013	1,000,000
1,000,000	[1,2]	Navistar Financial 2012-A Owner Trust, Class A1, 0.432%, 7/18/2013	1,000,000
		TOTAL	3,661,039
		Finance - Retail – 1.7%
2,000,000	[1,2,3]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.444%, 7/20/2012	2,000,000
1,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.442%, 7/16/2012	1,000,000
		TOTAL	3,000,000
		TOTAL ASSET-BACKED SECURITIES	8,398,720
		Bank Note – 1.1%
		Finance - Banking – 1.1%
2,000,000		Bank of America N.A., 0.470%, 9/5/2012	2,000,000
		Certificates of Deposit – 32.0%
		Finance - Banking – 32.0%
2,000,000	[3]	Bank of Montreal, 0.391%, 7/16/2012	2,000,000
2,000,000	[3]	Bank of Montreal, 0.435%, 7/31/2012	2,000,000
5,000,000	[3]	Bank of Nova Scotia, Toronto, 0.391%, 7/9/2012	5,000,000
9,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.360% - 0.370%, 7/11/2012 - 9/11/2012	9,000,000
5,000,000		Barclays Bank PLC, 0.260%, 8/16/2012	5,000,000
2,000,000	[3]	Canadian Imperial Bank of Commerce, 0.335%, 7/24/2012	2,000,000
9,000,000		Credit Suisse, Zurich, 0.300%, 7/5/2012	9,000,000
5,000,000		Deutsche Bank AG, 0.430%, 7/31/2012	5,000,000
9,000,000		Mizuho Corporate Bank Ltd., 0.340% - 0.350%, 7/27/2012 - 8/8/2012	9,000,000
2,000,000		National Australia Bank Ltd., Melbourne, 0.355%, 10/4/2012	2,000,026
4,000,000		Societe Generale, Paris, 0.510%, 8/2/2012	4,000,000
2,000,000	[3]	Toronto Dominion Bank, 0.441%, 7/10/2012	2,000,000
1,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.343%, 7/17/2012	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	57,000,026
		Collateralized Loan Agreements – 11.2%
		Finance - Banking – 11.2%
3,000,000		Goldman Sachs & Co., 0.477%, 7/3/2012	3,000,000
3,000,000		JPMorgan Securities LLC, 0.406%, 7/2/2012	3,000,000
9,000,000		RBC Capital Markets, LLC, 0.542% - 0.546%, 7/2/2012 - 7/24/2012	9,000,000
5,000,000		Wells Fargo Securities, LLC, 0.304%, 7/2/2012	5,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	20,000,000
		Commercial Paper – 35.6%[4]
		Aerospace/Auto – 1.0%
300,000	[1,2]	Daimler Finance NA LLC, (GTD by Daimler AG), 0.380%, 8/6/2012	299,886
900,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.450%, 7/11/2012	899,888
600,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.340%, 7/2/2012	599,994
		TOTAL	1,799,768
Semi-Annual Shareholder Report
2

Principal Amount			Value
		Containers & Packaging – 0.5%
$900,000	[1,2]	Bemis Co., Inc., 0.400%, 7/11/2012	899,900
		Finance - Automotive – 2.8%
5,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.552%, 7/2/2012	4,999,924
		Finance - Banking – 21.3%
3,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.356%, 11/27/2012	2,995,592
5,000,000		Citigroup Funding, Inc., (GTD by Citigroup, Inc.), 0.601%, 8/7/2012	4,996,917
5,000,000		Credit Agricole North America, Inc., 0.400%, 7/25/2012	4,998,667
9,000,000		ING (U.S.) Funding LLC, 0.370% - 0.375%, 7/9/2012 - 7/10/2012	8,999,202
7,000,000	[1,2]	National Australia Funding (Delaware) Inc., 0.351% - 0.371%, 8/17/2012 - 9/24/2012	6,994,902
4,000,000	[1,2]	Northern Pines Funding LLC, 0.441%, 7/31/2012	3,998,533
5,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401%, 12/27/2012	4,990,056
		TOTAL	37,973,869
		Finance - Commercial – 5.6%
5,000,000	[1,2]	Starbird Funding Corp., 0.450%, 7/2/2012	4,999,937
5,000,000	[1,2]	Versailles Commercial Paper LLC, 0.540%, 7/18/2012 - 7/31/2012	4,997,945
		TOTAL	9,997,882
		Machinery/Equipment/Auto – 0.5%
900,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. SA), 0.400% - 0.410%, 7/24/2012 - 8/6/2012	899,695
		Mining – 0.5%
800,000	[1,2]	Xstrata Finance Canada Ltd., 0.450%, 7/6/2012	799,950
		Sovereign – 3.4%
6,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.340% - 0.400%, 7/18/2012 - 8/15/2012	5,997,686
		TOTAL COMMERCIAL PAPER	63,368,674
		Corporate Bonds – 3.5%
		Diversified – 0.6%
1,000,000		General Electric Co., 5.000%, 2/1/2013	1,024,028
		Finance - Commercial – 2.9%
500,000	[3]	General Electric Capital Corp., 0.596%, 8/1/2012	499,223
576,000		General Electric Capital Corp., 2.800%, 1/8/2013	582,601
2,738,000		General Electric Capital Corp., 4.800%, 5/1/2013	2,830,443
545,000		General Electric Capital Corp., 5.250%, 10/19/2012	552,061
617,000		General Electric Capital Corp., 5.450%, 1/15/2013	631,314
		TOTAL	5,095,642
		TOTAL CORPORATE BONDS	6,119,670
		Notes - Variable – 8.2%[3]
		Finance - Banking – 7.9%
2,490,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.190%, 7/5/2012	2,490,000
3,450,000		Connecticut Health and Education Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.210%, 7/5/2012	3,450,000
5,450,000		JPMorgan Chase Bank, N.A., 0.365%, 7/30/2012	5,450,000
240,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003-B), (Fulton Bank LOC), 1.700%, 7/5/2012	240,000
775,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.200%, 7/4/2012	775,000
775,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.200%, 7/4/2012	775,000
960,000		Pinellas County, FL Health Facility Authority, (Series 2006A), (SunTrust Bank LOC), 0.370%, 7/2/2012	960,000
		TOTAL	14,140,000
		Finance - Commercial – 0.3%
500,000		General Electric Capital Corp., 0.598%, 9/20/2012	497,765
		TOTAL NOTES — VARIABLE	14,637,765
Semi-Annual Shareholder Report
3

Principal Amount		Value
	Repurchase Agreements – 4.4%
$3,902,000	Interest in $4,100,000,000 joint repurchase agreement 0.18%, dated 6/29/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,061,500 on 7/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,205,949,259.	3,902,000
4,000,000	Interest in $41,370,000 joint repurchase agreement 0.15%, dated 6/29/2012 under which RBS Securities, Inc. will repurchase a security provided as collateral for $41,370,517 on 7/2/2012. The security provided as collateral at the end of the period held with JP Morgan & Chase Co., tri-party agent, was a U.S. Treasury security maturing on 11/15/2021 and the market value of that underlying security was $42,198,335.	4,000,000
	TOTAL REPURCHASE AGREEMENTS	7,902,000
	TOTAL INVESTMENTS — 100.7% (AT AMORTIZED COST)[5]	179,426,855
	OTHER ASSETS AND LIABILITIES - NET — (0.7)%[6]	(1,170,544)
	TOTAL NET ASSETS — 100%	$178,256,311
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2012, these restricted securities amounted to $42,370,574, which represented 23.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2012, these liquid restricted securities amounted to $42,370,574, which represented 23.8% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
IDA	— Industrial Development Authority
LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
4

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2012	Year Ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.000[1]	0.005	0.025	0.047
Net realized gain (loss) on investments	—	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	—	(0.000)[1]	(0.000)[1]	0.005	0.025	0.047
Less Distributions:
Distributions from net investment income	—	—	(0.000)[1]	(0.005)	(0.025)	(0.047)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	—	—	(0.000)[1]	(0.005)	(0.025)	(0.047)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%	0.00%[3]	0.45%	2.54%	4.78%
Ratios to Average Net Assets:
Net expenses	0.43%[4]	0.36%	0.41%	0.65%	0.67%	0.65%
Net investment income	0.00%[4]	0.00%	0.00%[3]	0.48%	2.51%	4.68%
Expense waiver/reimbursement[5]	0.24%[4]	0.32%	0.24%	0.17%	0.11%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$178,256	$204,124	$213,825	$80,265	$106,829	$95,699
1	Represents less than $0.001.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
5

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

Assets:
Total investment in securities, at amortized cost and fair value		$179,426,855
Income receivable		115,796
Receivable for shares sold		45,471
TOTAL ASSETS		179,588,122
Liabilities:
Payable for investments purchased	$1,088,314
Payable for shares redeemed	210,485
Bank overdraft	175
Payable for investment adviser fee (Note 5)	9,053
Payable for Directors'/Trustees' fees	533
Accrued expenses	23,251
TOTAL LIABILITIES		1,331,811
Net assets for 178,257,713 shares outstanding		$178,256,311
Net Assets Consist of:
Paid-in capital		$178,257,261
Accumulated net realized loss on investments		(950)
TOTAL NET ASSETS		$178,256,311
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$178,256,311 ÷ 178,257,713 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
6

Statement of Operations

Six Months Ended June 30, 2012 (unaudited)

Investment Income:
Interest			$400,812
Expenses:
Investment adviser fee (Note 5)		$469,250
Administrative fee (Note 5)		74,815
Custodian fees		9,687
Transfer and dividend disbursing agent fees and expenses		2,047
Directors'/Trustees' fees		1,017
Auditing fees		10,443
Legal fees		4,019
Portfolio accounting fees		25,669
Printing and postage		24,891
Insurance premiums		1,901
Miscellaneous		296
TOTAL EXPENSES		624,035
Waivers (Note 5):
Waiver of investment adviser fee	$(219,828)
Waiver of administrative fee	(3,395)
TOTAL WAIVERS		(223,223)
Net expenses			400,812
Net investment income			$ —

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
7

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2012	Year Ended 12/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$ —
Net realized loss on investments	—	(332)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	—	(332)
Share Transactions:
Proceeds from sale of shares	38,873,346	107,055,148
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund – Money Market Portfolio	—	9,834,179
Cost of shares redeemed	(64,740,724)	(126,590,081)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(25,867,378)	(9,700,754)
Change in net assets	(25,867,378)	(9,701,086)
Net Assets:
Beginning of period	204,123,689	213,824,775
End of period	$178,256,311	$204,123,689

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Notes to Financial Statements

June 30, 2012 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Prime Money Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Variable Insurance Series Fund – Money Market Portfolio (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on July 15, 2011. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2011, were as follows:

Net investment income*	$ —
Net realized and unrealized loss on investments	$(332)
Net decrease in net assets resulting from operations	$(332)
*	Net investment income includes $4,982 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of December 31, 2011. For every one share of EquiTrust Variable Insurance Series Fund – Money Market Portfolio Initial Class Shares exchanged, a shareholder received one share of the Fund. On July 15, 2011, the Fund received net assets from the EquiTrust Variable Insurance Series Fund – Money Market Portfolio as follows:

Shares of the Fund Issued	EquiTrust Variable Insurance Series Fund – Money Market Portfolio Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
9,834,179	$9,834,179	$190,095,066	$199,929,245

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

The Fund's Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Semi-Annual Shareholder Report

9

Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains or Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders, if any, are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2012	Year Ended 12/31/2011
Shares sold	38,873,346	107,055,148
Proceed from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund – Money Market Portfolio	—	9,834,179
Shares redeemed	(64,740,724)	(126,590,081)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(25,867,378)	(9,700,754)

4. FEDERAL TAX INFORMATION

At December 31, 2011, the Fund had a capital loss carryforward of $950 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

Semi-Annual Shareholder Report

10

The following schedule summarizes the Fund's capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
No expiration	$332	N/A	$332
2018	$618	N/A	$618

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2012, the Adviser voluntarily waived $219,828 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,395 of its fee.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.67% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the program was not utilized.

9. Subsequent events

On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report
11

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$2.14
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.73	$2.16
1	Expenses are equal to the Fund's annualized net expense ratio of 0.43%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's current annualized net expense ratio of 0.67% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.33 and $3.37, respectively.
Semi-Annual Shareholder Report
12

Evaluation and Approval of Advisory Contract – May 2012

Federated Prime Money Fund II (the “Fund”)

Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

13

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

Semi-Annual Shareholder Report

14

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
15

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
16

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
17

Federated Prime Money Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 313916504

G00433-05 (8/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
June 30, 2012

Share Class
Primary
Service

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2012 through June 30, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

John B. Fisher, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At June 30, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	95.9%
Foreign Government Debt Securities	0.6%
U.S. Treasury and Agency Securities[2]	0.6%
Collateralized Mortgage Obligations	0.5%
Municipal Bond	0.4%
Mortgage-Backed Securities[3]	0.1%
Derivative Contracts[4]	(0.4)%
Cash Equivalents[5]	0.3%
Other Assets and Liabilities — Net[6]	2.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments

June 30, 2012 (unaudited)

Principal Amount			Value
		Corporate Bonds – 95.9%
		Basic Industry - Chemicals – 1.7%
$300,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	343,124
640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	669,218
410,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	422,236
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	879,022
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,493,661
900,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,032,203
395,000		Rohm & Haas Co., 6.00%, 9/15/2017	460,555
		TOTAL	5,300,019
		Basic Industry - Metals & Mining – 4.3%
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	998,183
750,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	956,117
750,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	749,475
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	105,819
630,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	616,222
660,000		ArcelorMittal, Sr. Unsecd. Note, 4.50%, 2/25/2017	650,849
2,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	2,209,849
490,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	504,059
80,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	74,980
770,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	959,869
850,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	889,333
1,020,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,062,330
700,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	668,552
730,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	759,638
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	537,118
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,587,586
		TOTAL	13,329,979
		Basic Industry - Paper – 1.7%
640,000		International Paper Co., Bond, 7.30%, 11/15/2039	802,676
1,000,000		International Paper Co., Sr. Unsecd. Note, 7.95%, 6/15/2018	1,262,298
460,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	479,135
300,000		Westvaco Corp., 7.65%, 3/15/2027	314,826
1,100,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,297,340
950,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	1,065,001
		TOTAL	5,221,276
		Capital Goods - Aerospace & Defense – 0.4%
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	556,000
40,000		Goodrich Corp., 4.875%, 3/1/2020	45,964
430,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	326,183
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	334,096
		TOTAL	1,262,243
		Capital Goods - Building Materials – 0.7%
230,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	237,368
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	685,518
1,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	1,199,517
		TOTAL	2,122,403
		Capital Goods - Construction Machinery – 0.4%
1,010,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,098,951
Semi-Annual Shareholder Report
2

Principal Amount			Value
		Capital Goods - Diversified Manufacturing – 1.5%
$450,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	456,562
360,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	383,248
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,157,711
1,190,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	1,322,542
1,910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,518,450
		TOTAL	4,838,513
		Capital Goods - Environmental – 0.3%
770,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	892,890
		Capital Goods - Packaging – 0.5%
470,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	472,849
300,000	[1]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	308,776
650,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	740,290
		TOTAL	1,521,915
		Communications - Media & Cable – 0.4%
1,090,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	1,200,443
100,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	109,368
		TOTAL	1,309,811
		Communications - Media Noncable – 1.3%
1,250,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	1,415,493
1,210,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,373,350
130,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	132,349
530,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	574,277
595,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	606,323
		TOTAL	4,101,792
		Communications - Telecom Wireless – 2.3%
500,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	529,413
4,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	4,779,300
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	791,699
1,170,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,176,543
		TOTAL	7,276,955
		Communications - Telecom Wirelines – 1.4%
2,000,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	2,067,196
500,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	487,175
1,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,235,482
240,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	209,474
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	219,367
		TOTAL	4,218,694
		Consumer Cyclical - Automotive – 3.3%
1,300,000	[1]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	1,351,022
300,000	[1]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	303,138
575,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.625%, 9/15/2016	592,521
1,350,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	1,344,705
420,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	444,116
460,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	467,389
990,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	1,077,816
505,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	572,196
1,860,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	1,983,071
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	737,776
1,300,000	[1]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	1,322,630
		TOTAL	10,196,380
Semi-Annual Shareholder Report
3

Principal Amount			Value
		Consumer Cyclical - Entertainment – 1.8%
$1,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,090,221
1,890,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	2,174,829
450,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	533,909
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	584,955
800,000		Time Warner, Inc., Deb., 8.375%, 3/15/2023	1,086,545
		TOTAL	5,470,459
		Consumer Cyclical - Lodging – 0.9%
950,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	980,824
1,250,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,266,399
460,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	464,443
7,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	7,797
		TOTAL	2,719,463
		Consumer Cyclical - Retailers – 0.9%
345,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	362,228
1,439,644	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,533,767
480,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	627,813
370,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	398,708
		TOTAL	2,922,516
		Consumer Cyclical - Services – 0.4%
250,000		Boston University, Series MTNA, 7.625%, 7/15/2097	312,773
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	367,523
370,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	491,036
		TOTAL	1,171,332
		Consumer Non-Cyclical - Food/Beverage – 2.0%
900,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	1,122,298
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	1,003,500
660,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	704,249
1,610,000	[1]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	1,655,706
450,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	465,098
800,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	825,827
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	491,625
		TOTAL	6,268,303
		Consumer Non-Cyclical - Health Care – 0.1%
370,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	410,770
		Consumer Non-Cyclical - Pharmaceuticals – 0.7%
900,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	949,252
300,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	305,429
910,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	1,013,840
		TOTAL	2,268,521
		Consumer Non-Cyclical - Products – 0.4%
510,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	595,272
610,000		Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	626,227
		TOTAL	1,221,499
		Consumer Non-Cyclical - Supermarkets – 0.2%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	750,941
		Consumer Non-Cyclical - Tobacco – 0.1%
360,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	392,212
		Energy - Independent – 1.6%
320,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	335,107
1,000,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	1,172,500
Semi-Annual Shareholder Report
4

Principal Amount			Value
$20,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	21,675
800,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	908,000
1,520,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	1,765,480
190,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	190,897
350,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	361,324
350,573	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	366,559
		TOTAL	5,121,542
		Energy - Integrated – 1.8%
530,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	647,755
750,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	766,761
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,486,668
870,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	1,026,109
575,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.95%, 3/5/2015	579,568
965,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 4.30%, 4/1/2022	1,017,983
		TOTAL	5,524,844
		Energy - Oil Field Services – 1.3%
280,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	299,484
1,100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,430,725
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	489,831
1,480,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,690,279
		TOTAL	3,910,319
		Energy - Refining – 0.2%
295,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	336,828
240,000		Valero Energy Corp., 9.375%, 3/15/2019	315,993
		TOTAL	652,821
		Financial Institution - Banking – 25.5%
1,180,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,264,473
1,600,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,616,344
1,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	1,031,558
6,000,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	6,066,858
55,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	56,886
6,500,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	6,948,071
55,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	60,191
3,000,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	2,745,000
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	2,482,350
725,000		Capital One Capital V, 10.25%, 8/15/2039	743,125
1,340,000		Capital One Capital VI, 8.875%, 5/15/2040	1,369,749
4,500,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,873,923
640,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	671,836
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	155,348
500,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	525,694
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,813,755
480,000		City National Corp., Note, 5.25%, 9/15/2020	511,694
1,000,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	1,121,236
1,210,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	1,246,713
610,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	644,153
1,000,000		Fifth Third Bancorp, Sub., 5.45%, 1/15/2017	1,095,189
1,070,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,071,369
900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	940,314
1,800,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,904,990
Semi-Annual Shareholder Report
5

Principal Amount			Value
$2,900,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	3,037,967
250,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	293,402
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	2,160,332
3,500,000		JPMorgan Chase Capital XVIII, Company Guarantee, Series AA, 7.00%, 11/1/2039	3,508,750
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,440,229
1,100,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,066,168
3,900,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	3,782,965
600,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	599,558
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	490,282
4,970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	4,912,075
825,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	848,786
2,010,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/1/2018	2,105,095
2,110,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	2,117,153
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,159,103
410,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	456,840
1,500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.118%, 3/29/2049	1,130,400
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,308,314
550,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	571,810
565,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	566,076
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,564,001
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,275,169
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,267,228
		TOTAL	79,622,522
		Financial Institution - Brokerage – 4.7%
500,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	537,023
900,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	901,061
835,000		Eaton Vance Corp., 6.50%, 10/2/2017	955,420
3,000,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,773,472
850,000	[1,2]	FMR LLC, Series 144A, 4.75%, 3/1/2013	869,587
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	400,838
800,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	859,404
1,835,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	1,854,464
1,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	1,133,600
380,000	[1]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 5/21/2019	385,029
740,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	771,621
690,000		Nuveen Investments, 5.50%, 9/15/2015	627,900
1,210,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	1,492,898
90,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	93,703
		TOTAL	14,656,020
		Financial Institution - Finance Noncaptive – 5.9%
1,950,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	2,427,487
75,000		General Electric Capital Corp., 5.625%, 5/1/2018	86,368
1,800,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	1,861,981
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,653,952
3,000,000	[3]	General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	3,340,479
4,400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	4,152,500
1,300,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	1,410,757
1,100,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note — Sr. Sub Note, Series 144A, 4.28%, 12/21/2065	747,274
590,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	593,372
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,085,480
Semi-Annual Shareholder Report
6

Principal Amount			Value
$960,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	957,035
		TOTAL	18,316,685
		Financial Institution - Insurance - Life – 6.1%
910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,034,822
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	706,355
1,790,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	2,341,157
230,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	238,631
1,900,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,154,799
350,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	414,705
290,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	290,562
2,500,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	3,597,585
2,300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	2,566,802
1,300,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	1,590,833
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	433,678
850,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	965,641
1,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	1,713,950
700,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	824,660
250,000	[1,2]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	292,451
		TOTAL	19,166,631
		Financial Institution - Insurance - P&C – 1.3%
330,000		CNA Financial Corp., 6.50%, 8/15/2016	371,814
660,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	727,036
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	749,470
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,278,826
1,050,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,055,250
		TOTAL	4,182,396
		Financial Institution - REITs – 4.3%
450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	461,990
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,386,224
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	967,204
200,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	214,346
1,700,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	1,821,497
1,075,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 8/15/2016	1,135,676
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,071,013
850,000		Liberty Property LP, 6.625%, 10/1/2017	985,518
450,000		ProLogis Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	539,378
1,260,000		ProLogis Inc., Sr. Unsecd. Note, Series WI, 7.625%, 8/15/2014	1,386,840
1,500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	1,770,837
470,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	503,870
700,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	808,917
300,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	318,583
		TOTAL	13,371,893
		Municipal Services – 0.9%
895,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	891,778
1,840,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,863,055
		TOTAL	2,754,833
		Sovereign – 0.7%
1,120,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	1,169,894
320,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	328,720
Semi-Annual Shareholder Report
7

Principal Amount			Value
$510,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	736,466
		TOTAL	2,235,080
		Technology – 3.1%
700,000		BMC Software, Inc., 7.25%, 6/1/2018	844,481
190,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	190,663
430,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	453,081
1,370,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,636,654
900,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.60%, 9/15/2017	904,953
2,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	2,093,518
180,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	208,233
1,230,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,471,663
285,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	320,694
670,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	718,688
500,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	506,436
325,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	338,118
		TOTAL	9,687,182
		Transportation - Airlines – 0.9%
214,141		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	228,595
2,310,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	2,539,002
		TOTAL	2,767,597
		Transportation - Railroads – 0.2%
465,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	557,269
130,887		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	156,364
		TOTAL	713,633
		Transportation - Services – 1.7%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	1,984,309
530,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	543,286
1,560,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	1,574,706
1,200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,261,521
		TOTAL	5,363,822
		Utility - Electric – 5.9%
1,387,496		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	1,444,939
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,056,254
600,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	590,277
1,975,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	2,375,362
500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	523,040
800,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	880,807
235,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	253,027
1,374,705	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,469,652
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	3,302,780
190,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	191,148
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,188,283
425,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	442,296
500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	617,882
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	263,487
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	839,052
1,570,000		Union Electric Co., 6.00%, 4/1/2018	1,867,925
108,641		Waterford 3 Funding Corp., 8.09%, 1/2/2017	108,982
1,000,000		Westar Energy, Inc., 1st Mtg. Bond, 5.15%, 1/1/2017	1,132,939
		TOTAL	18,548,132
Semi-Annual Shareholder Report
8

Principal Amount			Value
		Utility - Natural Gas Distributor – 0.4%
$280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	313,245
810,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	876,082
		TOTAL	1,189,327
		Utility - Natural Gas Pipelines – 1.7%
15,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	15,432
1,600,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,776,466
1,850,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,967,821
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,249,947
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	398,620
		TOTAL	5,408,286
		TOTAL CORPORATE BONDS (IDENTIFIED COST $281,864,821)	299,481,402
		FOREIGN Governments/Agencies – 0.6%
		Sovereign – 0.6%
225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	252,675
900,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	1,037,700
500,000		Sweden, Government of, 10.25%, 11/1/2015	502,788
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,622,445)	1,793,163
		Mortgage-Backed Securities – 0.1%
		Federal Home Loan Mortgage Corporation – 0.0%
2,830		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	3,331
		Federal National Mortgage Association – 0.0%
345		Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	382
		Government National Mortgage Association – 0.1%
6,544		Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	7,527
8,897		Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	10,132
10,818		Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	12,468
17,003		Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	19,367
22,872		Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	26,057
2,083		Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	2,316
16,669		Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	19,250
5,512		Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	6,309
11,107		Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	12,865
33,488		Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	38,386
30,795		Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	35,327
64,445		Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	73,966
2,008		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,348
6,343		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,505
		TOTAL	273,823
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $242,002)	277,536
		MUNICIPAL BOND – 0.4%
		Municipal Services – 0.4%
1,360,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042 (IDENTIFIED COST $1,360,000)	1,352,860
		Collateralized Mortgage Obligations – 0.5%
		Commercial Mortgage – 0.5%
1,500,000		TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.983%, 8/15/2039 (IDENTIFIED COST $1,488,320)	1,580,621
Semi-Annual Shareholder Report
9

Principal Amount			Value
		U.S. Treasury – 0.6%
		U.S. Treasury Bills – 0.4%
$1,200,000	[3,4]	United States Treasury Bill, 0.130%, 10/25/2012	1,199,578
		U.S. Treasury Notes – 0.2%
600,000	[3]	United States Treasury Note, 1.500%, 8/31/2018	619,369
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,801,729)	1,818,947
		Repurchase Agreement – 0.3%
1,098,000		Interest in $4,100,000,000 joint repurchase agreement 0.18%, dated 6/29/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,061,500 on 7/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,205,949,259. (AT COST)	1,098,000
		TOTAL INVESTMENTS — 98.4% (IDENTIFIED COST $289,477,317)[5]	307,402,529
		OTHER ASSETS AND LIABILITIES - NET — 1.6%[6]	4,996,162
		TOTAL NET ASSETS — 100%	$312,398,691

At June 30, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[7] U.S. Treasury Bond 30-Year Short Futures	500	$73,984,375	September 2012	$(887,844)
[7] U.S. Treasury Bond Ultra Long Short Futures	80	$13,347,500	September 2012	$(324,555)
[7] U.S. Treasury Note 2-Year Short Futures	100	$22,018,750	September 2012	$(225)
[7] U.S. Treasury Note 5-Year Long Futures	360	$44,628,750	September 2012	$117,318
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,095,306)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2012, these restricted securities amounted to $62,957,396, which represented 20.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2012, these liquid restricted securities amounted to $56,540,874, which represented 18.1% of total net assets.
3	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

10

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$299,481,402	$ —	$299,481,402
Foreign Governments/Agencies	—	1,793,163	—	1,793,163
Mortgage-Backed Securities	—	277,536	—	277,536
Municipal Bond	—	1,352,860	—	1,352,860
Collateralized Mortgage Obligations	—	1,580,621		1,580,621
U.S. Treasury	—	1,818,947	—	1,818,947
Repurchase Agreement	—	1,098,000	—	1,098,000
TOTAL SECURITIES	$ —	$307,402,529	$ —	$307,402,529
OTHER FINANCIAL INSTRUMENTS*	$(1,095,306)	$ —	$ —	$(1,095,306)
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

GO	— General Obligation
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
11

Financial Highlights – Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2012	Year Ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.21	$11.55	$11.20	$10.00	$11.34	$11.29
Income From Investment Operations:
Net investment income[1]	0.24	0.50	0.52	0.53	0.54	0.52
Net realized and unrealized gain (loss) on investments and futures contracts	0.26	(0.24)	0.40	1.37	(1.32)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.50	0.26	0.92	1.90	(0.78)	0.59
Less Distributions:
Distributions from net investment income	(0.47)	(0.60)	(0.57)	(0.70)	(0.56)	(0.54)
Net Asset Value, End of Period	$11.24	$11.21	$11.55	$11.20	$10.00	$11.34
Total Return[2]	4.51%	2.27%	8.50%	20.43%	(7.29)%	5.38%
Ratios to Average Net Assets:
Net expenses	0.73%[3]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	4.29%[3]	4.44%	4.61%	5.12%	4.99%	4.68%
Expense waiver/reimbursement[4]	0.03%[3]	0.06%	0.05%	0.08%	0.04%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$262,328	$265,952	$214,644	$230,850	$224,203	$365,332
Portfolio turnover	15%	35%	26%	32%	35%	23%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
12

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2012	Year Ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.16	$11.50	$11.15	$9.95	$11.29	$11.24
Income From Investment Operations:
Net investment income[1]	0.23	0.48	0.49	0.50	0.51	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	0.26	(0.25)	0.40	1.37	(1.32)	0.07
TOTAL FROM INVESTMENT OPERATIONS	0.49	0.23	0.89	1.87	(0.81)	0.56
Less Distributions:
Distributions from net investment income	(0.44)	(0.57)	(0.54)	(0.67)	(0.53)	(0.51)
Net Asset Value, End of Period	$11.21	$11.16	$11.50	$11.15	$9.95	$11.29
Total Return[2]	4.42%	1.99%	8.28%	20.15%	(7.55)%	5.14%
Ratios to Average Net Assets:
Net expenses	0.98%[3]	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	4.04%[3]	4.21%	4.36%	4.86%	4.78%	4.43%
Expense waiver/reimbursement[4]	0.03%[3]	0.06%	0.05%	0.08%	0.04%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,071	$52,191	$63,962	$69,338	$63,177	$77,282
Portfolio turnover	15%	35%	26%	32%	35%	23%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities

June 30, 2012 (unaudited)

Assets:
Total investment in securities, at value (identified cost $289,477,317)		$307,402,529
Cash		968
Income receivable		3,849,530
Receivable for investments sold		350,678
Receivable for shares sold		74,399
Receivable for daily variation margin		1,247,119
TOTAL ASSETS		312,925,223
Liabilities:
Payable for investments purchased	$158,776
Payable for shares redeemed	311,232
Payable for transfer and dividend disbursing agent fees and expenses	11,842
Payable for Directors'/Trustees' fees	355
Payable for portfolio accounting fees	18,948
Payable for distribution services fee (Note 5)	10,282
Accrued expenses	15,097
TOTAL LIABILITIES		526,532
Net assets for 27,794,600 shares outstanding		$312,398,691
Net Assets Consist of:
Paid-in capital		$301,015,247
Net unrealized appreciation of investments and futures contracts		16,829,906
Accumulated net realized loss on investments and futures contracts		(12,203,125)
Undistributed net investment income		6,756,663
TOTAL NET ASSETS		$312,398,691
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$262,327,640 ÷ 23,328,596 shares outstanding, no par value, unlimited shares authorized		$11.24
Service Shares:
$50,071,051 ÷ 4,466,004 shares outstanding, no par value, unlimited shares authorized		$11.21

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
14

Statement of Operations

Six Months Ended June 30, 2012 (unaudited)

Investment Income:
Interest			$7,984,381
Expenses:
Investment adviser fee (Note 5)		$954,545
Administrative fee (Note 5)		124,011
Custodian fees		7,259
Transfer and dividend disbursing agent fees and expenses		15,289
Directors'/Trustees' fees		1,296
Auditing fees		10,443
Legal fees		4,019
Portfolio accounting fees		62,723
Distribution services fee (Note 5)		64,283
Printing and postage		23,871
Insurance premiums		2,061
Miscellaneous		688
TOTAL EXPENSES		1,270,488
Waivers (Note 5):
Waiver of investment adviser fee	$(42,239)
Waiver of administrative fee	(2,943)
TOTAL WAIVERS		(45,182)
Net expenses			1,225,306
Net investment income			6,759,075
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			5,951,563
Net realized loss on futures contracts			(3,721,367)
Net change in unrealized appreciation of investments			5,183,712
Net change in unrealized depreciation of futures contracts			129,219
Net realized and unrealized gain on investments and futures contracts			7,543,127
Change in net assets resulting from operations			$14,302,202

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2012	Year Ended 12/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,759,075	$12,980,409
Net realized gain (loss) on investments and futures contracts	2,230,196	(243,958)
Net change in unrealized appreciation/depreciation of investments and futures contracts	5,312,931	(7,966,184)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,302,202	4,770,267
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(11,009,010)	(10,493,641)
Service Shares	(1,973,651)	(3,019,020)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,982,661)	(13,512,661)
Share Transactions:
Proceeds from sale of shares	11,718,642	16,992,413
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund – High Grade Bond Portfolio	—	60,088,922
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund – Strategic Yield Portfolio	—	41,471,137
Net asset value of shares issued to shareholders in payment of distributions declared	12,982,661	13,512,661
Cost of shares redeemed	(31,765,401)	(83,786,245)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,064,098)	48,278,888
Change in net assets	(5,744,557)	39,536,494
Net Assets:
Beginning of period	318,143,248	278,606,754
End of period (including undistributed net investment income of $6,756,663 and $12,980,249, respectively)	$312,398,691	$318,143,248

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

16

Notes to Financial Statements

June 30, 2012 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.

On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Variable Insurance Series Fund – High Grade Bond Portfolio and EquiTrust Variable Insurance Series Fund – Strategic Yield Portfolio (the “Acquired Funds”), each an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Funds' shareholders on July 15, 2011. The purpose of the transaction was to combine three portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Funds' realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2011, were as follows:

Net investment income*	$15,285,503
Net realized and unrealized loss on investments	$(6,091,896)
Net increase in net assets resulting from operations	$9,193,607
*	Net investment income includes $76,663 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Fund's Statement of Operations since July 15, 2011.

For every one share of EquiTrust Variable Insurance Series Fund – High Grade Bond Portfolio Initial Class and Service Class shares exchanged, a shareholder received 0.935 shares of Federated Quality Bond Fund II Primary Shares.

For every one share of EquiTrust Variable Insurance Series Fund – Strategic Yield Portfolio Initial Class and Service Class shares exchanged, a shareholder received 0.828 shares of Federated Quality Bond Fund II Primary Shares.

The Fund received assets from EquiTrust Variable Insurance Series Fund – High Grade Bond Portfolio, as follows:

Shares of the Fund Issued	EquiTrust Variable Insurance Series Fund – High Grade Bond Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[2]
5,282,536	$60,088,922	$3,617,122	$252,447,610	$354,007,669
1	Unrealized Appreciation is included in the EquiTrust Variable Insurance Series Fund – High Grade Bond Portfolio Net Assets Received amount shown above.
2	Net Assets of the Fund Immediately After Combination includes the net assets received from EquiTrust Variable Insurance Series Fund – Strategic Yield Portfolio which was also reorganized into the Fund on July 15, 2011.

The Fund received assets from EquiTrust Variable Insurance Series Fund – Strategic Yield Portfolio, as follows:

Shares of the Fund Issued	EquiTrust Variable Insurance Series Fund – Strategic Yield Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[2]
3,646,384	$41,471,137	$2,937,265	$252,447,610	$354,007,669

1	Unrealized Appreciation is included in the EquiTrust Variable Insurance Series Fund – Strategic Yield Portfolio Net Assets Received amount shown above.
2	Net Assets of the Fund Immediately After Combination includes the net assets received from EquiTrust Variable Insurance Series Fund – High Grade Bond Portfolio which was also reorganized into the Fund on July 15, 2011.
Semi-Annual Shareholder Report

17

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report

18

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Primary Shares and Service Shares may bear distribution services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of long and short futures contracts held by the Fund throughout the period was $27,783,158 and $104,181,339, respectively. This is based on amounts held as of each month-end throughout the six-month period.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in Semi-Annual Shareholder Report

19

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at June 30, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Daimler Finance NA LLC, Company Guarantee, 2.95% 1/11/2017	1/4/2012	$1,297,725	$1,351,022
Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	12/5/2011	$301,353	$303,138
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,090,221
Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 5/21/2019	5/16/2012	$376,052	$385,029
Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	1/5/2012	$1,603,238	$1,655,706
Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	2/14/2012	$299,727	$308,776
Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	3/19/2012	$1,291,615	$1,322,360

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(1,095,306)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(3,721,367)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$129,219

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 6/30/2012		Year Ended 12/31/2011
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	934,655	$10,579,523	1,279,001	$14,426,705
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund – High Grade Bond Portfolio	—	—	5,282,536	60,088,922
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Variable Insurance Series Fund – Strategic Yield Portfolio	—	—	3,646,384	41,471,137
Shares issued to shareholders in payment of distributions declared	983,826	11,009,010	941,134	10,493,641
Shares redeemed	(2,318,249)	(26,242,115)	(6,007,573)	(68,196,503)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(399,768)	$(4,653,582)	5,141,482	$58,283,902
Semi-Annual Shareholder Report
20

	Six Months Ended 6/30/2012		Year Ended 12/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	101,424	$1,139,119	224,908	$2,565,708
Shares issued to shareholders in payment of distributions declared	176,692	1,973,651	271,495	3,019,020
Shares redeemed	(489,402)	(5,523,286)	(1,382,768)	(15,589,742)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(211,286)	$(2,410,516)	(886,365)	$(10,005,014)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(611,054)	$(7,064,098)	4,255,117	$48,278,888

4. FEDERAL TAX INFORMATION

At June 30, 2012, the cost of investments for federal tax purposes was $289,477,317. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $17,925,212. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,676,366 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,751,154.

At December 31, 2011, the Fund had a capital loss carryforward of $15,657,846 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
No expiration	$2,586,921	$986,193	$3,573,114
2014	$1,395,784	N/A	$1,395,784
2015	$1,328	N/A	$1,328
2016	$6,487,655	N/A	$6,487,655
2017	$4,199,965	N/A	$4,199,965

As a result of the tax-free transfer of assets from the EquiTrust Variable Insurance Series Funds mergers, the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2012, the Adviser voluntarily waived $42,239 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,943 of its fee.

Semi-Annual Shareholder Report

21

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Service Shares	$64,283

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2012, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2012, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur the fee upon approval of the Trustees.

Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.75% and 1.00% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2012, were as follows:

Purchases	$45,847,255
Sales	$57,845,570

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the program was not utilized.

9. subsequent events

On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report
22

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,045.10	$3.71
Service Shares	$1,000	$1,044.20	$4.98
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.23	$3.67
Service Shares	$1,000	$1,019.99	$4.92
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	0.73%
Service Shares	0.98%
Semi-Annual Shareholder Report
23

Evaluation and Approval of Advisory Contract – May 2012

Federated Quality Bond Fund II (the “Fund”)

Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

24

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.

Semi-Annual Shareholder Report
25

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

26

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
27

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
28

Federated Quality Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 313916884
CUSIP 313916785

G02590-01 (8/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

The following exhibits are filed with this report:

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date August 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date August 10, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date August 10, 2012